UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
March 31, 2022
State Street Institutional Investment Trust
State Street U.S. Core Equity Fund
State Street Income Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Institutional Investment Trust
Semi-Annual Report
March 31, 2022 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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State Street U.S. Core Equity Fund
Fund Information — March 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $6,700,361 (in thousands) as of March 31, 2022 (a)
Top Ten Largest Holdings
as of March 31, 2022 (as a % of Fair Value) (a)
Microsoft Corp.	6.41%
Apple Inc.	5.86%
Amazon.com Inc.	5.02%
Alphabet Inc., Class A	3.94%
Visa Inc., Class A	2.36%
Johnson & Johnson	2.23%
UnitedHealth Group Inc.	2.11%
Mastercard Inc., Class A	1.91%
QUALCOMM Inc.	1.84%
Meta Platforms Inc., Class A	1.78%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
State Street U.S. Core Equity Fund	1

State Street U.S. Core Equity Fund
Understanding Your Fund’s Expenses — March 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2021	$1,000.00	$1,000.00
Ending Account value March 31, 2022	$1,034.80	$1,024.20
Expenses Paid During Period*	$ 0.76	$ 0.76
*	Expenses are equal to the Fund's annualized expense ratio of 0.15% (for the period October 1, 2021 - March 31, 2022), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.1% †
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	438,295	$ 43,421,886
Apparel Retail - 1.1%
Ross Stores Inc.	809,806	73,255,051
Application Software - 3.2%
Adobe Inc. (a)	77,439	35,282,757
Intuit Inc.	27,895	13,413,032
salesforce.com Inc. (a)	494,491	104,990,329
Splunk Inc. (a)	428,046	63,611,916
		217,298,034
Asset Management & Custody Banks - 0.2%
Blackstone Inc.	78,202	9,926,962
Auto Parts & Equipment - 0.8%
Magna International Inc.	835,355	53,721,680
Automobile Manufacturers - 0.7%
Ford Motor Co.	2,731,214	46,184,829
Automotive Retail - 0.7%
O'Reilly Automotive Inc. (a)	64,785	44,375,134
Biotechnology - 1.3%
BioMarin Pharmaceutical Inc. (a)	336,225	25,922,947
Vertex Pharmaceuticals Inc. (a)	245,713	64,123,722
		90,046,669
Building Products - 0.7%
Allegion PLC	143,566	15,760,675
Trane Technologies PLC	213,281	32,568,009
		48,328,684
Cable & Satellite - 1.4%
Charter Communications Inc., Class A (a)	33,905	18,495,856
Comcast Corp., Class A	1,658,955	77,672,273
		96,168,129
Communications Equipment - 0.2%
Cisco Systems Inc.	258,538	14,416,079
Construction Materials - 0.3%
Martin Marietta Materials Inc.	47,950	18,455,475
	Number of Shares	Fair Value
Data Processing & Outsourced Services - 5.9%
Fidelity National Information Services Inc.	775,389	$ 77,864,564
Mastercard Inc., Class A	358,658	128,177,196
PayPal Holdings Inc. (a)	267,239	30,906,190
Visa Inc., Class A	712,292	157,964,997
		394,912,947
Diversified Banks - 1.7%
JPMorgan Chase & Co.	822,343	112,101,798
Diversified Support Services - 0.4%
Cintas Corp.	65,017	27,657,582
Electric Utilities - 1.0%
NextEra Energy Inc.	803,127	68,032,888
Electronic Components - 1.3%
Amphenol Corp., Class A	807,109	60,815,663
Corning Inc.	655,945	24,210,930
		85,026,593
Environmental & Facilities Services - 0.5%
Waste Management Inc.	208,142	32,990,507
Financial Exchanges & Data - 1.3%
CME Group Inc.	137,382	32,677,682
S&P Global Inc.	125,055	51,295,060
		83,972,742
Footwear - 0.1%
NIKE Inc., Class B	51,096	6,875,478
Healthcare Equipment - 3.4%
Becton Dickinson & Co.	115,140	30,627,240
Boston Scientific Corp. (a)	1,811,195	80,217,826
Edwards Lifesciences Corp. (a)	192,712	22,686,057
Medtronic PLC	503,401	55,852,341
Zimmer Biomet Holdings Inc.	312,186	39,928,589
		229,312,053
Healthcare Services - 0.6%
Cigna Corp.	180,489	43,246,969
Home Improvement Retail - 1.7%
Lowe's Companies Inc.	472,796	95,594,623
The Home Depot Inc.	64,500	19,306,785
		114,901,408

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	3

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A (a)	420,455	$ 73,894,966
Household Products - 1.3%
Colgate-Palmolive Co.	293,794	22,278,399
The Procter & Gamble Co.	404,045	61,738,076
		84,016,475
Hypermarkets & Super Centers - 0.7%
Walmart Inc.	302,263	45,013,006
Industrial Conglomerates - 1.4%
Honeywell International Inc.	470,395	91,529,459
Industrial Gases - 1.3%
Air Products & Chemicals Inc. (b)	350,555	87,607,200
Industrial Machinery - 1.4%
Parker-Hannifin Corp.	265,720	75,400,707
Xylem Inc.	191,391	16,317,997
		91,718,704
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	117,054	19,948,343
Integrated Oil & Gas - 0.9%
Chevron Corp.	350,467	57,066,542
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc. (b)	203,529	16,304,708
Interactive Media & Services - 7.2%
Alphabet Inc., Class C (a)	34,304	95,810,729
Alphabet Inc., Class A (a)	94,977	264,164,279
Meta Platforms Inc., Class A (a)	535,217	119,010,852
		478,985,860
Internet & Direct Marketing Retail - 5.0%
Amazon.com Inc. (a)(b)	103,145	336,247,543
Investment Banking & Brokerage - 1.4%
The Charles Schwab Corp.	1,127,907	95,093,839
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	75,854	25,580,244
	Number of Shares	Fair Value
Life & Health Insurance - 0.1%
Lincoln National Corp.	147,409	$ 9,634,652
Life Sciences Tools & Services - 0.8%
IQVIA Holdings Inc. (a)	239,900	55,467,279
Managed Healthcare - 2.7%
Humana Inc.	92,215	40,129,201
UnitedHealth Group Inc.	276,705	141,111,249
		181,240,450
Movies & Entertainment - 2.1%
Netflix Inc. (a)	192,053	71,941,133
The Walt Disney Co. (a)	498,405	68,361,230
		140,302,363
Multi-Line Insurance - 0.3%
American International Group Inc.	355,732	22,329,298
Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	269,278	95,030,899
Multi-Utilities - 0.8%
Sempra Energy	334,366	56,213,612
Oil & Gas Equipment & Services - 0.6%
Schlumberger N.V.	982,834	40,600,872
Oil & Gas Exploration & Production - 2.4%
ConocoPhillips	1,132,457	113,245,700
Pioneer Natural Resources Co.	185,038	46,265,051
		159,510,751
Packaged Foods & Meats - 0.6%
Mondelez International Inc., Class A	663,533	41,656,602
Personal Products - 0.3%
The Estee Lauder Companies Inc., Class A	61,284	16,688,859
Pharmaceuticals - 5.0%
AstraZeneca PLC ADR	355,492	23,583,339
Bristol-Myers Squibb Co.	545,617	39,846,410
Elanco Animal Health Inc. (a)	641,878	16,746,597
Johnson & Johnson	842,860	149,380,078

See Notes to Schedules of Investments and Notes to Financial Statements.
4	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Merck & Company Inc.	1,305,689	$ 107,131,782
		336,688,206
Property & Casualty Insurance - 1.3%
Chubb Ltd.	398,784	85,299,898
Railroads - 0.7%
Union Pacific Corp.	181,054	49,465,763
Regional Banks - 3.0%
First Republic Bank	515,620	83,582,002
Regions Financial Corp.	3,116,542	69,374,225
SVB Financial Group (a)	86,126	48,183,191
		201,139,418
Restaurants - 0.6%
McDonald's Corp.	166,907	41,272,763
Semiconductor Equipment - 1.4%
Applied Materials Inc.	732,017	96,479,840
Semiconductors - 5.2%
Advanced Micro Devices Inc. (a)	503,342	55,035,414
NVIDIA Corp.	304,866	83,185,737
QUALCOMM Inc.	805,711	123,128,755
Texas Instruments Inc.	482,873	88,597,538
		349,947,444
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	205,776	16,441,502
PepsiCo Inc.	307,557	51,478,891
		67,920,393
Specialized REITs - 1.2%
American Tower Corp.	323,562	81,285,246
Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	240,867	17,722,994
	Number of Shares	Fair Value
Ecolab Inc.	66,216	$ 11,691,097
PPG Industries Inc.	128,971	16,904,229
		46,318,320
Systems Software - 7.5%
Microsoft Corp.	1,391,952	429,152,721
Oracle Corp.	286,808	23,727,626
ServiceNow Inc. (a)	90,639	50,475,953
		503,356,300
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc.	2,250,080	392,886,469
Trading Companies & Distributors - 1.3%
United Rentals Inc. (a)	247,596	87,948,575
Trucking - 0.1%
Lyft Inc., Class A (a)	182,550	7,009,920
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	133,153	17,090,187
Total Common Stock (Cost $4,129,376,036)		6,640,420,845
Short-Term Investments - 0.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (c)(d) (Cost $59,940,166)	59,940,166	59,940,166
Total Investments (Cost $4,189,316,202)		6,700,361,011
Other Assets and Liabilities, net - 0.0%*		2,607,730
NET ASSETS - 100.0%		$ 6,702,968,741

Other Information:
The Fund had the following short futures contracts open at March 31, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	June 2022	1	$ (229,522)	$ (226,537)	$ 2,985
During the period ended March 31, 2022, the average notional value related to long and short futures contracts were $37,617,688 and $5,023,020, respectively.
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street U.S. Core Equity Fund	5

State Street U.S. Core Equity Fund
Notes to Schedule of Investments — March 31, 2022 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 6,640,420,845	$ —	$ —	$ 6,640,420,845
Short-Term Investments	59,940,166	—	—	59,940,166
Total Investments in Securities	$ 6,700,361,011	$ —	$ —	$ 6,700,361,011
Other Financial Instruments
Short Futures Contracts - Unrealized Appreciation	$ 2,985	$ —	$ —	$ 2,985
Total Other Financial Instruments	$ 2,985	$ —	$ —	$ 2,985

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	94,639,589	$94,639,589	$488,308,492	$523,007,915	$—	$—	59,940,166	$59,940,166	$17,898
See Notes to Schedules of Investments and Notes to Financial Statements.
6	State Street U.S. Core Equity Fund

State Street Income Fund
Fund Information — March 31, 2022 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,775,671 (in thousands) as of March 31, 2022 (a)
Quality Ratings
as of March 31, 2022 as a % of Fair Value (a)*
Moody’s / S&P / Rating	Percentage of Fair Value
Aaa / AAA	11.68%
Aa / AA	57.35%
A / A	6.23%
Baa / BBB	20.61%
Ba / BB and lower	2.69%
NR / Other	1.44%
100.00%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
State Street Income Fund	7

State Street Income Fund
Understanding Your Fund’s Expenses — March 31, 2022 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended March 31, 2022.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value October 1, 2021	$1,000.00	$1,000.00
Ending Account value March 31, 2022	$ 936.10	$1,024.00
Expenses Paid During Period*	$ 0.92	$ 0.96
*	Expenses are equal to the Fund's annualized expense ratio of 0.19% (for the period October 1, 2021 - March 31, 2022), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8	State Street Income Fund

State Street Income Fund
Schedule of Investments — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.7% †
U.S. Treasuries - 37.5%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$ 27,489,000	$ 21,651,883
1.88%, 02/15/41 - 02/15/51	44,509,000	39,368,766
2.25%, 08/15/46 (a)	14,576,000	13,628,560
3.00%, 08/15/48 (a)	31,799,000	34,665,878
U.S. Treasury Notes
0.25%, 07/31/25 (a)	57,304,000	53,122,599
0.63%, 10/15/24	22,613,000	21,586,582
0.75%, 12/31/23	59,055,000	57,525,568
0.75%, 01/31/28 (a)	174,789,000	158,525,431
1.13%, 01/15/25	36,245,000	34,905,634
1.25%, 11/30/26	37,603,000	35,573,026
1.50%, 02/29/24	34,199,000	33,703,381
1.63%, 05/15/31	105,037,000	98,931,724
1.75%, 01/31/29	13,095,000	12,540,508
2.63%, 02/15/29 (a)	11,059,000	11,192,054
		626,921,594
Agency Mortgage Backed - 21.5%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	43,740,404	43,253,777
4.50%, 06/01/33 - 02/01/35 (a)	45,064	47,790
5.00%, 07/01/35 (a)	386,349	415,881
5.50%, 01/01/38 - 04/01/39 (a)	693,332	759,754
6.00%, 06/01/33 - 11/01/37 (a)	1,367,639	1,500,691
6.50%, 07/01/29 (a)	11,631	12,138
7.00%, 01/01/27 - 08/01/36 (a)	327,707	360,792
7.50%, 01/01/28 - 09/01/33 (a)	26,617	28,256
8.00%, 11/01/30 (a)	2,075	2,258
8.50%, 04/01/30 (a)	4,350	5,173
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	76,293,847	73,038,305
3.00%, 03/01/50 (a)	7,779,595	7,652,493
3.50%, 08/01/45 - 01/01/48 (a)	17,598,548	17,793,093
4.00%, 01/01/41 - 01/01/50 (a)	21,549,868	22,264,570
4.50%, 07/01/33 - 12/01/48 (a)	10,720,192	11,288,024
	Principal Amount	Fair Value
5.00%, 03/01/34 - 05/01/39 (a)	$ 965,852	$ 1,039,732
5.50%, 12/01/32 - 01/01/39 (a)	3,410,739	3,710,997
6.00%, 02/01/33 - 05/01/41 (a)	6,436,213	7,080,389
6.50%, 02/01/29 - 08/01/36 (a)	204,547	219,747
7.00%, 10/01/32 - 02/01/34 (a)	37,431	40,017
7.50%, 11/01/22 - 03/01/33 (a)	116,122	126,439
8.00%, 06/01/24 - 10/01/31 (a)	46,201	48,820
8.50%, 04/01/30 (a)	9,750	11,100
9.00%, 12/01/22 (a)	522	522
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(b)	13,753	14,111
Federal National Mortgage Assoc. TBA
2.00%, 04/01/37 (c)	10,581,237	10,272,149
3.00%, 04/01/52 (c)	85,747,998	83,845,164
3.50%, 05/01/52 (c)	14,000,000	13,967,674
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	44,570,070	44,694,677
3.50%, 08/20/48 (a)	7,335,533	7,426,273
4.00%, 01/20/41 - 04/20/43 (a)	5,494,825	5,755,830
4.50%, 08/15/33 - 03/20/41 (a)	2,228,620	2,397,528
5.00%, 08/15/33 (a)	122,262	129,770
6.00%, 04/15/27 - 04/15/35 (a)	442,542	484,572
6.50%, 01/15/24 - 09/15/36 (a)	310,706	335,593
7.00%, 03/15/26 - 10/15/36 (a)	235,107	254,961
7.50%, 11/15/22 - 10/15/28 (a)	71,114	73,409
8.00%, 12/15/29 - 05/15/30 (a)	1,001	1,080
Government National Mortgage Assoc. 1.50% + 1 year CMT Rate
1.63%, 08/20/23 - 09/20/24 (a)(b)	701	699
1.75%, 10/20/24 - 10/20/25 (a)(b)	706	704

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
1.88%, 04/20/24 (a)(b)	$ 311	$ 312
2.00%, 01/20/24 - 03/20/24 (a)(b)	417	419
Lehman TBA
5.50%, 12/01/89 (d)	1,140,372	29,308
		360,384,991
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.10%, 09/25/43 (a)(b)(e)	3,882,830	11,005
2.51%, 07/25/29	6,504,000	6,376,606
4.05%, 09/25/28 (b)	1,713,000	1,833,813
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(e)	245,280	4,776
5.50%, 06/15/33 (a)(e)	115,637	19,382
7.50%, 07/15/27 (a)(e)	4,479	550
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(f)	3,208	3,013
8.00%, 02/01/23 - 07/01/24 (a)(e)	4,831	307
Federal National Mortgage Assoc. REMIC
1.12%, 12/25/42 (a)(b)(e)	561,993	18,261
5.00%, 02/25/40 - 09/25/40 (a)(e)	316,703	32,220
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.54%, 07/25/38 (a)(b)(e)	143,098	18,187
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.09%, 11/25/41 (a)(b)(e)	17,522,765	3,035,965
Federal National Mortgage Assoc. STRIPS
0.00%, 12/25/34 (a)(f)	112,832	95,785
4.50%, 08/25/35 - 01/25/36 (a)(e)	253,166	35,847
5.00%, 03/25/38 - 05/25/38 (a)(e)	156,906	29,179
5.50%, 12/25/33 (a)(e)	44,406	8,509
6.00%, 01/25/35 (a)(e)	182,564	32,214
7.50%, 11/25/23 (a)(e)	10,377	379
8.00%, 08/25/23 - 07/25/24 (a)(e)	9,310	616
8.50%, 07/25/22 (a)(e)**	104	—
		11,556,614
	Principal Amount	Fair Value
Asset Backed - 0.6%
Chase Funding Trust 2004-1
4.99%, 11/25/33	$ 331,344	$ 331,345
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (g)	4,214,000	4,222,064
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	6,072,024	6,026,084
		10,579,493
Corporate Notes - 31.5%
3M Co.
3.13%, 09/19/46 (a)	422,000	380,184
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	2,113,000	1,920,971
Abbott Laboratories
3.75%, 11/30/26 (a)	569,000	590,548
4.90%, 11/30/46 (a)	463,000	565,179
AbbVie Inc.
2.60%, 11/21/24 (a)	861,000	855,025
2.95%, 11/21/26 (a)	851,000	844,149
3.20%, 05/14/26 - 11/21/29 (a)	1,245,000	1,237,346
3.25%, 10/01/22 (a)	587,000	589,383
4.05%, 11/21/39 (a)	355,000	366,207
4.25%, 11/21/49 (a)	697,000	727,271
4.40%, 11/06/42	289,000	306,343
4.63%, 10/01/42 (a)	68,000	72,694
4.70%, 05/14/45 (a)	124,000	135,120
4.88%, 11/14/48 (a)	117,000	132,769
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	1,424,000	1,422,718
AEP Texas Inc.
3.45%, 05/15/51	919,000	821,200
Aetna Inc.
3.50%, 11/15/24 (a)	446,000	450,799
Aircastle Ltd.
4.25%, 06/15/26 (a)	627,000	618,310
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	1,047,000	1,084,336
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	331,125
3.80%, 09/23/49 (a)(g)	200,000	187,096
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	360,000	304,225
2.95%, 03/15/34	633,000	595,988
3.55%, 03/15/52	532,000	494,866

See Notes to Schedules of Investments and Notes to Financial Statements.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
4.70%, 07/01/30 (a)	$ 216,000	$ 233,470
Ally Financial Inc.
2.20%, 11/02/28	791,000	714,930
5.75%, 11/20/25 (a)	426,000	448,574
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	468,000	403,007
4.00%, 02/04/61 (a)	176,000	147,720
4.25%, 08/09/42 (a)	50,000	45,088
4.45%, 05/06/50 (a)	236,000	214,361
4.50%, 05/02/43 (a)	163,000	150,234
Amazon.com Inc.
1.50%, 06/03/30 (a)	264,000	236,322
2.50%, 06/03/50 (a)	327,000	273,889
2.70%, 06/03/60 (a)	252,000	209,026
2.88%, 05/12/41	555,000	512,065
3.25%, 05/12/61	414,000	388,266
4.25%, 08/22/57 (a)	109,000	123,688
Ameren Corp.
2.50%, 09/15/24 (a)	1,271,000	1,252,049
3.65%, 02/15/26 (a)	277,000	280,244
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	260,000	264,698
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	303,000	275,369
3.25%, 03/01/50 (a)	252,000	216,564
American International Group Inc.
4.25%, 03/15/29 (a)	426,000	446,989
4.50%, 07/16/44 (a)	359,000	388,366
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	110,000	110,043
American Tower Corp.
1.50%, 01/31/28 (a)	1,027,000	907,858
2.90%, 01/15/30 (a)	363,000	338,251
3.70%, 10/15/49 (a)	212,000	189,454
3.80%, 08/15/29 (a)	445,000	443,460
American Water Capital Corp.
2.95%, 09/01/27 (a)	328,000	325,127
Amgen Inc.
2.00%, 01/15/32	999,000	886,912
2.45%, 02/21/30 (a)	149,000	140,114
3.00%, 01/15/52	345,000	292,760
	Principal Amount	Fair Value
3.15%, 02/21/40	$ 608,000	$ 555,147
3.38%, 02/21/50 (a)	164,000	148,441
4.20%, 02/22/52	350,000	362,485
4.66%, 06/15/51 (a)	124,000	137,215
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	1,145,000	1,067,976
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	735,000	751,743
4.70%, 02/01/36 (a)	181,000	196,722
4.90%, 02/01/46 (a)	400,000	444,432
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	406,000	412,232
4.00%, 04/13/28 (a)	129,000	133,912
4.35%, 06/01/40 (a)	395,000	411,756
4.38%, 04/15/38 (a)	639,000	671,065
4.50%, 06/01/50 (a)	313,000	335,990
4.60%, 04/15/48 (a)	230,000	247,540
4.75%, 04/15/58 (a)	178,000	192,753
5.55%, 01/23/49 (a)	419,000	508,821
Anthem Inc.
2.88%, 09/15/29 (a)	202,000	195,391
3.30%, 01/15/23 (a)	418,000	422,025
3.60%, 03/15/51 (a)	221,000	212,832
3.70%, 09/15/49 (a)	202,000	197,007
ANZ New Zealand International Ltd.
3.45%, 01/21/28 (a)(g)	887,000	889,093
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	634,000	522,987
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	307,000	285,562
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (b)(g)	374,000	363,199
Apple Inc.
2.20%, 09/11/29 (a)	404,000	385,000
2.65%, 02/08/51 (a)	395,000	341,517
2.80%, 02/08/61 (a)	442,000	378,684
2.95%, 09/11/49 (a)	266,000	244,247
3.35%, 02/09/27 (a)	194,000	198,144
3.45%, 02/09/45 (a)	678,000	672,678
3.85%, 08/04/46 (a)	611,000	647,593

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Applied Materials Inc.
4.35%, 04/01/47 (a)	$ 230,000	$ 261,830
Aptiv PLC
4.40%, 10/01/46 (a)	277,000	268,654
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	239,000	234,846
Ares Capital Corp.
2.88%, 06/15/28	1,384,000	1,227,137
3.25%, 07/15/25 (a)	2,842,000	2,760,548
Arthur J Gallagher & Co.
3.50%, 05/20/51	694,000	624,593
Ascension Health
4.85%, 11/15/53 (a)	450,000	560,795
Ashtead Capital Inc.
1.50%, 08/12/26 (g)	600,000	548,460
Astrazeneca Finance LLC
1.75%, 05/28/28	890,000	822,004
AstraZeneca PLC
3.00%, 05/28/51	420,000	388,361
4.00%, 01/17/29 (a)	184,000	193,918
4.38%, 08/17/48 (a)	102,000	116,063
AT&T Inc.
1.70%, 03/25/26 (a)	2,563,000	2,431,467
2.30%, 06/01/27 (a)	638,000	608,875
2.75%, 06/01/31 (a)	1,277,000	1,196,179
3.30%, 02/01/52 (a)	1,381,000	1,180,120
3.85%, 06/01/60 (a)	596,000	536,513
4.35%, 03/01/29 (a)	613,000	647,420
4.50%, 05/15/35 (a)	436,000	462,504
4.55%, 03/09/49 (a)	237,000	249,232
4.75%, 05/15/46 (a)	140,000	152,639
4.80%, 06/15/44 (a)	297,000	315,542
4.85%, 03/01/39 (a)	571,000	621,728
5.25%, 03/01/37 (a)	297,000	338,126
5.35%, 12/15/43 (a)	328,000	363,624
5.45%, 03/01/47 (a)	285,000	340,130
Athene Holding Ltd.
4.13%, 01/12/28 (a)	313,000	315,141
6.15%, 04/03/30 (a)	611,000	688,279
Avangrid Inc.
3.15%, 12/01/24 (a)	755,000	753,611
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	923,000	866,097
Bank of America Corp.
3.25%, 10/21/27 (a)	225,000	224,379
4.18%, 11/25/27 (a)	768,000	783,660
4.25%, 10/22/26 (a)	759,000	782,112
	Principal Amount	Fair Value
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (b)	$ 1,384,000	$ 1,264,727
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	2,544,000	2,350,045
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (b)	633,000	540,936
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	328,000	327,954
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	368,000	364,710
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	604,000	606,180
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	815,000	821,487
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (b)	857,000	821,117
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	489,000	496,105
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	509,000	531,605
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	181,000	186,928

See Notes to Schedules of Investments and Notes to Financial Statements.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	$ 812,000	$ 771,010
Barclays PLC
4.38%, 01/12/26 (a)	911,000	931,179
4.84%, 05/09/28 (a)	276,000	282,022
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (b)	1,414,000	1,284,987
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	1,320,000	1,283,344
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	507,000	532,309
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	69,000	83,811
BAT Capital Corp.
2.73%, 03/25/31 (a)	616,000	543,472
4.39%, 08/15/37 (a)	454,000	422,501
4.54%, 08/15/47 (a)	204,000	182,103
4.70%, 04/02/27 (a)	387,000	396,512
4.91%, 04/02/30 (a)	406,000	417,729
BAT International Finance PLC
1.67%, 03/25/26 (a)	395,000	363,100
Baxter International Inc.
1.92%, 02/01/27 (g)	2,014,000	1,883,432
2.27%, 12/01/28 (g)	1,214,000	1,124,698
2.54%, 02/01/32 (g)	570,000	521,219
3.13%, 12/01/51 (g)	264,000	226,728
Bayer US Finance II LLC
3.88%, 12/15/23 (a)(g)	608,000	615,655
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	97,000	81,688
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	352,000	357,266
3.73%, 12/15/24	7,000	7,118
4.67%, 06/06/47 (a)	46,000	50,296
4.69%, 12/15/44 (a)	54,000	58,209
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	200,000	199,876
3.70%, 07/15/30 (a)	452,000	464,977
	Principal Amount	Fair Value
3.80%, 07/15/48 (a)	$ 176,000	$ 173,496
4.25%, 10/15/50 (a)	386,000	410,553
6.13%, 04/01/36 (a)	178,000	219,588
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	410,000	358,963
2.85%, 10/15/50 (a)	305,000	264,408
3.85%, 03/15/52	856,000	875,097
4.25%, 01/15/49 (a)	260,000	283,221
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	1,151,000	1,164,697
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	108,000	128,161
Biogen Inc.
2.25%, 05/01/30 (a)	191,000	171,149
Block Financial LLC
2.50%, 07/15/28	591,000	541,362
3.88%, 08/15/30 (a)	188,000	184,138
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(g)	1,007,000	983,990
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%, 12/31/99 (a)(b)(g)	600,000	565,602
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	399,000	414,908
Boston Scientific Corp.
4.70%, 03/01/49 (a)	57,000	63,550
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	488,000	422,603
3.02%, 01/16/27 (a)	731,000	727,806
3.38%, 02/08/61 (a)	561,000	499,161
BP Capital Markets PLC (4.38% fixed rate until 09/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	855,000	859,395
BP Capital Markets PLC (4.88% fixed rate until 06/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	610,000	611,318
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	438,000	382,624
2.35%, 11/13/40 (a)	243,000	204,890
2.95%, 03/15/32	570,000	558,634

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
3.20%, 06/15/26 (a)	$ 214,000	$ 217,214
3.40%, 07/26/29 (a)	120,000	122,092
3.55%, 03/15/42	235,000	232,709
4.13%, 06/15/39 (a)	317,000	339,631
4.25%, 10/26/49 (a)	317,000	346,998
4.35%, 11/15/47 (a)	43,000	47,455
4.55%, 02/20/48 (a)	88,000	100,058
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	829,000	758,087
3.90%, 03/15/27 (a)	164,000	165,043
Broadcom Inc.
3.14%, 11/15/35 (g)	239,000	210,712
3.19%, 11/15/36 (g)	31,000	27,241
3.42%, 04/15/33 (a)(g)	576,000	537,529
3.47%, 04/15/34 (g)	28,000	25,932
4.15%, 11/15/30 (a)	581,000	588,570
4.30%, 11/15/32 (a)	406,000	411,664
Brown-Forman Corp.
4.00%, 04/15/38 (a)	103,000	106,273
Brunswick Corp.
2.40%, 08/18/31	1,952,000	1,656,155
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	143,000	143,868
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	359,000	388,197
4.55%, 09/01/44 (a)	540,000	599,319
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	197,000	185,135
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	446,000	451,263
4.95%, 06/01/47 (a)	269,000	298,289
Canadian Pacific Railway Co.
1.75%, 12/02/26	843,000	795,750
2.45%, 12/02/31	721,000	668,663
3.00%, 12/02/41	310,000	279,822
3.10%, 12/02/51	278,000	247,212
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	1,361,000	1,400,755
Capital One Financial Corp.
3.75%, 07/28/26 (a)	756,000	761,239
Cardinal Health Inc.
3.08%, 06/15/24 (a)	219,000	219,302
Carlisle Companies Inc.
2.20%, 03/01/32	1,134,000	987,657
Carrier Global Corp.
2.72%, 02/15/30 (a)	385,000	361,881
	Principal Amount	Fair Value
3.58%, 04/05/50 (a)	$ 385,000	$ 352,267
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	587,000	569,802
Cenovus Energy Inc.
2.65%, 01/15/32	421,000	381,098
3.75%, 02/15/52	488,000	438,736
Centene Corp.
3.00%, 10/15/30	403,000	371,292
3.38%, 02/15/30 (a)	1,902,000	1,791,532
4.25%, 12/15/27 (a)	3,230,000	3,242,435
CenterPoint Energy Inc.
2.65%, 06/01/31	638,000	590,960
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	555,000	464,191
3.70%, 04/01/51 (a)	830,000	675,238
4.80%, 03/01/50 (a)	837,000	797,577
4.91%, 07/23/25 (a)	167,000	172,923
5.05%, 03/30/29 (a)	707,000	748,706
5.75%, 04/01/48 (a)	219,000	233,940
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	1,113,000	1,177,977
7.00%, 06/30/24	1,824,000	1,941,612
Chevron Corp.
2.24%, 05/11/30 (a)	210,000	198,568
3.08%, 05/11/50 (a)	201,000	190,514
Chevron USA Inc.
3.85%, 01/15/28 (a)	737,000	767,269
3.90%, 11/15/24 (a)	255,000	262,826
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	447,000	433,657
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	287,000	313,697
Church & Dwight Company Inc.
2.30%, 12/15/31	452,000	412,780
Cigna Corp.
2.40%, 03/15/30 (a)	382,000	353,637
3.25%, 04/15/25 (a)	345,000	346,401
3.40%, 03/01/27 - 03/15/51 (a)	578,000	549,738
3.75%, 07/15/23 (a)	145,000	147,159
3.88%, 10/15/47 (a)	108,000	105,028
4.13%, 11/15/25 (a)	615,000	634,305
4.38%, 10/15/28 (a)	192,000	201,953

See Notes to Schedules of Investments and Notes to Financial Statements.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
4.80%, 08/15/38 (a)	$ 168,000	$ 184,714
4.90%, 12/15/48 (a)	87,000	97,945
Cisco Systems Inc.
5.90%, 02/15/39 (a)	211,000	275,910
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	3,500,000	3,332,210
Citigroup Inc.
4.13%, 07/25/28 (a)	1,818,000	1,846,688
4.45%, 09/29/27 (a)	448,000	461,861
4.65%, 07/23/48 (a)	537,000	607,309
Citigroup Inc. (0.98% fixed rate until 05/01/25; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (b)	611,000	583,016
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	1,959,000	1,941,565
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (b)	614,000	556,088
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	180,000	180,263
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	374,000	355,704
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	176,000	176,581
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	856,000	818,790
CME Group Inc.
2.65%, 03/15/32	460,000	440,169
3.75%, 06/15/28 (a)	221,000	227,771
CMS Energy Corp.
4.88%, 03/01/44 (a)	600,000	660,900
CNA Financial Corp.
3.45%, 08/15/27 (a)	165,000	165,224
3.90%, 05/01/29 (a)	395,000	403,560
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	919,000	910,058
	Principal Amount	Fair Value
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	$ 2,095,000	$ 2,140,105
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	540,000	632,599
Comcast Corp.
2.65%, 08/15/62 (a)	301,000	233,745
2.80%, 01/15/51 (a)	341,000	286,863
2.89%, 11/01/51 (g)	317,000	269,127
2.94%, 11/01/56 (g)	266,000	221,839
2.99%, 11/01/63 (g)	253,000	207,371
3.20%, 07/15/36 (a)	370,000	354,075
3.25%, 11/01/39 (a)	595,000	563,144
3.97%, 11/01/47 (a)	411,000	420,013
4.15%, 10/15/28 (a)	406,000	426,759
CommonSpirit Health
4.35%, 11/01/42	1,029,000	1,039,630
Commonwealth Bank of Australia
3.78%, 03/14/32 (g)	800,000	773,656
Conagra Brands Inc.
5.30%, 11/01/38 (a)	184,000	202,008
5.40%, 11/01/48 (a)	159,000	181,812
ConocoPhillips Co.
4.30%, 11/15/44 (a)	373,000	404,030
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	454,000	446,060
3.35%, 04/01/30 (a)	174,000	173,356
3.88%, 06/15/47 (a)	208,000	202,199
3.95%, 04/01/50 (a)	291,000	300,833
Constellation Brands Inc.
3.15%, 08/01/29 (a)	834,000	805,219
3.70%, 12/06/26 (a)	389,000	393,582
4.50%, 05/09/47 (a)	301,000	308,013
Continental Resources Inc.
2.88%, 04/01/32 (g)	665,000	591,631
3.80%, 06/01/24 (a)	3,189,000	3,209,346
4.50%, 04/15/23 (a)	2,123,000	2,152,510
Corebridge Financial Inc.
3.90%, 04/05/32	1,980,000	1,977,070
Corning Inc.
4.38%, 11/15/57 (a)	202,000	204,115
Corporate Office Properties LP
2.00%, 01/15/29	677,000	597,676
2.25%, 03/15/26 (a)	561,000	535,536
2.75%, 04/15/31 (a)	349,000	314,278
Credit Suisse AG
2.95%, 04/09/25 (a)	1,080,000	1,068,725

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Credit Suisse Group AG
3.80%, 06/09/23 (a)	$ 937,000	$ 945,948
4.28%, 01/09/28 (a)(g)	593,000	593,006
Crown Castle International Corp.
2.90%, 03/15/27	1,430,000	1,382,524
3.30%, 07/01/30 (a)	1,118,000	1,070,116
4.15%, 07/01/50 (a)	168,000	163,711
5.20%, 02/15/49 (a)	262,000	292,211
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	595,000	654,874
CubeSmart LP
2.50%, 02/15/32	807,000	722,709
4.38%, 02/15/29 (a)	602,000	631,450
Cummins Inc.
1.50%, 09/01/30 (a)	412,000	356,899
2.60%, 09/01/50 (a)	412,000	332,282
CVS Health Corp.
3.00%, 08/15/26 (a)	423,000	420,500
3.25%, 08/15/29 (a)	350,000	346,175
3.63%, 04/01/27 (a)	398,000	404,479
3.75%, 04/01/30 (a)	290,000	295,026
3.88%, 07/20/25 (a)	245,000	250,032
4.25%, 04/01/50 (a)	211,000	219,662
4.30%, 03/25/28 (a)	35,000	36,691
4.78%, 03/25/38 (a)	260,000	283,832
5.00%, 12/01/24 (a)	570,000	595,964
5.13%, 07/20/45 (a)	252,000	285,168
5.30%, 12/05/43 (a)	426,000	492,473
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (g)	1,580,000	1,471,865
2.38%, 12/14/28 (g)	845,000	770,446
2.50%, 12/14/31 (g)	845,000	740,862
Danaher Corp.
2.80%, 12/10/51	1,084,000	921,367
Dell International LLC/EMC Corp.
4.00%, 07/15/24	728,000	743,616
5.45%, 06/15/23	101,000	104,046
6.02%, 06/15/26	124,000	134,542
8.35%, 07/15/46	29,000	42,467
Deutsche Bank AG
3.30%, 11/16/22 (a)	772,000	777,280
3.70%, 05/30/24 (a)	327,000	328,465
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (b)	2,227,000	2,048,929
	Principal Amount	Fair Value
Deutsche Bank AG (3.74% fixed rate until 01/07/32; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (b)	$ 1,000,000	$ 883,390
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	286,706
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (a)(g)	758,000	755,158
Devon Energy Corp.
5.00%, 06/15/45 (a)	133,000	144,870
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	363,000	345,834
3.25%, 11/15/39 (a)	205,000	195,146
3.40%, 11/15/49 (a)	106,000	100,083
Diamondback Energy Inc.
3.13%, 03/24/31 (a)	555,000	530,186
3.25%, 12/01/26 (a)	347,000	346,618
3.50%, 12/01/29 (a)	298,000	295,124
4.40%, 03/24/51 (a)	275,000	278,814
Digital Realty Trust LP
3.60%, 07/01/29 (a)	649,000	644,587
Discover Bank
2.70%, 02/06/30 (a)	535,000	489,482
Discovery Communications LLC
2.95%, 03/20/23 (a)	746,000	748,536
3.95%, 03/20/28 (a)	292,000	291,834
4.95%, 05/15/42 (a)	106,000	105,617
5.00%, 09/20/37 (a)	133,000	137,406
Dollar General Corp.
3.50%, 04/03/30 (a)	237,000	236,111
4.13%, 04/03/50 (a)	352,000	351,250
Dollar Tree Inc.
4.00%, 05/15/25 (a)	468,000	479,377
Dominion Energy Inc.
3.07%, 08/15/24 (a)(h)	511,000	509,774
3.38%, 04/01/30 (a)	597,000	588,063
Dover Corp.
2.95%, 11/04/29 (a)	407,000	396,048
DTE Energy Co.
2.85%, 10/01/26 (a)	190,000	185,883
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	238,000	245,852
Duke Energy Corp.
2.55%, 06/15/31	915,000	838,954
3.30%, 06/15/41	830,000	751,382
3.50%, 06/15/51	830,000	756,628
3.75%, 09/01/46 (a)	1,269,000	1,196,236

See Notes to Schedules of Investments and Notes to Financial Statements.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (b)	$ 1,119,000	$ 1,130,335
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	226,000	233,788
Duke Realty LP
3.05%, 03/01/50 (a)	177,000	151,015
3.25%, 06/30/26 (a)	237,000	235,839
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	147,000	177,926
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	626,000	617,868
Eastman Chemical Co.
4.65%, 10/15/44 (a)	405,000	417,478
Eaton Corp.
3.10%, 09/15/27 (a)	251,000	251,281
Ecolab Inc.
1.30%, 01/30/31 (a)	414,000	356,744
Edison International
4.95%, 04/15/25 (a)	950,000	975,574
5.75%, 06/15/27 (a)	119,000	127,694
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	307,000	285,796
Electronic Arts Inc.
1.85%, 02/15/31 (a)	513,000	451,620
Emera US Finance LP
2.64%, 06/15/31	923,000	829,749
Emerson Electric Co.
1.80%, 10/15/27 (a)	266,000	249,378
2.75%, 10/15/50 (a)	203,000	172,359
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	614,000	554,246
1.78%, 03/17/31 (a)(g)	473,000	410,682
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	57,000	64,475
Enbridge Inc.
1.60%, 10/04/26	1,704,000	1,577,495
Enbridge Inc. (5.75% fixed rate until 07/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	1,031,000	1,067,405
Energy Transfer LP
4.25%, 03/15/23 (a)	549,000	555,006
4.50%, 04/15/24 (a)	435,000	443,574
4.95%, 06/15/28 (a)	132,000	138,559
5.30%, 04/01/44 - 04/15/47 (a)	673,000	688,940
5.35%, 05/15/45	555,000	572,116
	Principal Amount	Fair Value
6.13%, 12/15/45 (a)	$ 110,000	$ 121,397
6.50%, 02/01/42 (a)	312,000	358,881
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (b)	2,488,000	2,419,928
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	279,000	283,369
Enstar Group Ltd.
3.10%, 09/01/31	591,000	529,199
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	583,000	585,513
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	190,000	178,114
EOG Resources Inc.
4.15%, 01/15/26 (a)	262,000	271,304
4.95%, 04/15/50 (a)	204,000	250,532
5.10%, 01/15/36 (a)	164,000	180,805
Equinix Inc.
1.25%, 07/15/25 (a)	767,000	715,442
2.15%, 07/15/30 (a)	579,000	508,408
Equinor ASA
3.25%, 11/18/49 (a)	435,000	409,687
ERP Operating LP
4.50%, 07/01/44 (a)	136,000	149,082
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	676,000	562,256
Eversource Energy
3.45%, 01/15/50 (a)	404,000	369,022
Exelon Corp.
3.50%, 06/01/22 (a)	451,000	451,550
4.05%, 04/15/30 (a)	611,000	630,766
4.45%, 04/15/46 (a)	380,000	397,138
4.70%, 04/15/50	406,000	446,831
Extra Space Storage LP
3.90%, 04/01/29	375,000	376,335
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	1,221,000	1,174,871
3.45%, 04/15/51 (a)	634,000	613,179
FedEx Corp.
4.10%, 02/01/45 (a)	896,000	876,207

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	17

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Fidelity National Financial Inc.
3.20%, 09/17/51	$ 633,000	$ 503,001
Fidelity National Information Services Inc.
1.15%, 03/01/26	517,000	475,082
1.65%, 03/01/28 (a)	467,000	418,385
3.10%, 03/01/41 (a)	110,000	95,445
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	741,000	712,271
Fiserv Inc.
3.50%, 07/01/29 (a)	272,000	267,667
4.40%, 07/01/49 (a)	159,000	163,846
Florida Power & Light Co.
2.85%, 04/01/25 (a)	1,025,000	1,025,984
4.13%, 02/01/42 (a)	222,000	234,923
Flowers Foods Inc.
2.40%, 03/15/31 (a)	496,000	444,803
Flowserve Corp.
2.80%, 01/15/32	631,000	559,684
Ford Motor Co.
4.35%, 12/08/26 (a)	525,000	528,087
Ford Motor credit Company LLC
2.90%, 02/10/29	1,600,000	1,425,488
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	1,436,000	1,434,607
3.81%, 01/09/24 (a)	945,000	943,497
Fox Corp.
3.50%, 04/08/30 (a)	411,000	407,465
Freeport-McMoRan Inc.
4.25%, 03/01/30	721,000	725,910
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	747,000	697,302
General Dynamics Corp.
4.25%, 04/01/50 (a)	312,000	350,704
General Mills Inc.
3.00%, 02/01/51	326,000	281,762
General Motors Co.
5.20%, 04/01/45 (a)	60,000	60,745
5.40%, 10/02/23 - 04/01/48 (a)	296,000	308,359
6.13%, 10/01/25 (a)	780,000	838,211
6.80%, 10/01/27 (a)	328,000	370,230
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	926,000	846,086
2.35%, 01/08/31 (a)	406,000	350,816
3.45%, 04/10/22 (a)	846,000	846,152
5.25%, 03/01/26 (a)	322,000	337,479
	Principal Amount	Fair Value
Genuine Parts Co.
2.75%, 02/01/32	$ 748,000	$ 686,664
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	1,036,000	985,298
3.60%, 03/01/25 (a)(g)	1,820,000	1,839,729
Gilead Sciences Inc.
2.60%, 10/01/40 (a)	311,000	261,346
2.80%, 10/01/50 (a)	447,000	367,434
2.95%, 03/01/27 (a)	69,000	68,374
3.50%, 02/01/25 (a)	248,000	251,447
3.65%, 03/01/26 (a)	226,000	230,195
4.15%, 03/01/47 (a)	149,000	153,077
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	550,000	557,238
3.63%, 05/15/25 (a)	520,000	531,180
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	462,000	471,157
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(g)	1,103,000	1,113,909
Glencore Funding LLC
3.88%, 04/27/51 (g)	512,000	471,255
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	628,000	577,258
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	1,438,000	1,416,761
2.60%, 10/15/25 (a)(g)	940,000	902,052
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27	1,465,000	1,465,703
3.63%, 03/24/32	610,000	610,250
4.00%, 03/24/52	250,000	250,648
Halliburton Co.
3.80%, 11/15/25 (a)	3,000	3,064
5.00%, 11/15/45 (a)	177,000	192,098
HCA Inc.
3.13%, 03/15/27	1,200,000	1,172,496
3.50%, 09/01/30	1,283,000	1,238,544
3.63%, 03/15/32	1,284,000	1,258,281
4.38%, 03/15/42	425,000	420,091
4.63%, 03/15/52	215,000	217,799
5.38%, 02/01/25	3,221,000	3,360,528
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	564,000	513,725
3.20%, 06/01/50 (a)(g)	204,000	179,175
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	335,000	290,177

See Notes to Schedules of Investments and Notes to Financial Statements.
18	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Helmerich & Payne Inc.
2.90%, 09/29/31 (g)	$ 339,000	$ 311,073
Hess Corp.
5.60%, 02/15/41 (a)	89,000	100,157
5.80%, 04/01/47 (a)	56,000	66,360
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	97,000	113,672
Highwoods Realty LP
4.13%, 03/15/28 (a)	244,000	247,738
4.20%, 04/15/29 (a)	595,000	606,287
Honeywell International Inc.
1.75%, 09/01/31	636,000	569,831
2.70%, 08/15/29 (a)	463,000	454,597
Hormel Foods Corp.
1.80%, 06/11/30 (a)	826,000	740,038
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	1,527,000	1,385,966
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (b)	1,250,000	1,164,525
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (b)	520,000	473,398
HSBC Holdings PLC (3.00% fixed rate until 03/10/25; 1.43% + SOFR thereafter)
3.00%, 03/10/26 (b)	1,095,000	1,073,866
HSBC Holdings PLC (4.00% fixed rate until 09/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	924,000	875,601
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	1,372,000	1,391,208
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%, 12/31/99 (a)(b)	801,000	812,054
	Principal Amount	Fair Value
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%, 12/31/99 (a)(b)	$ 1,024,000	$ 1,044,480
Humana Inc.
1.35%, 02/03/27	1,018,000	924,802
2.15%, 02/03/32	511,000	448,525
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	810,000	764,332
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (g)	1,107,000	1,000,595
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	1,557,000	1,423,332
3.10%, 04/05/22 (a)(g)	406,000	406,000
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	844,000	836,632
3.50%, 02/11/23 - 07/26/26 (a)(g)	2,068,000	2,066,869
Indiana Michigan Power Co.
3.25%, 05/01/51	412,000	369,416
ING Groep N.V.
4.10%, 10/02/23 (a)	1,682,000	1,710,173
ING Groep N.V. (1.28% fixed rate until 04/01/27; 1.01% + SOFR thereafter)
1.28%, 04/01/27 (b)	836,000	824,973
Ingredion Inc.
3.90%, 06/01/50 (a)	205,000	199,535
Intel Corp.
2.00%, 08/12/31	632,000	573,768
2.45%, 11/15/29 (a)	781,000	745,269
2.60%, 05/19/26 (a)	533,000	528,709
2.80%, 08/12/41	731,000	649,384
2.88%, 05/11/24 (a)	334,000	336,659
3.10%, 02/15/60 (a)	372,000	323,863
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	205,000	177,633
2.65%, 09/15/40 (a)	138,000	118,422
International Business Machines Corp.
3.45%, 02/19/26 (a)	704,000	715,201
4.15%, 05/15/39 (a)	470,000	492,786
4.25%, 05/15/49 (a)	227,000	241,977
International Paper Co.
4.40%, 08/15/47 (a)	301,000	315,887
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	1,587,000	1,588,904

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	19

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	$ 1,018,000	$ 967,517
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(g)	498,000	444,375
Jabil Inc.
3.95%, 01/12/28 (a)	316,000	316,739
John Deere Capital Corp.
2.45%, 01/09/30 (a)	726,000	695,435
Johnson & Johnson
3.63%, 03/03/37 (a)	203,000	210,385
Johnson Controls International PLC
4.50%, 02/15/47 (a)	129,000	136,025
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (b)	1,149,000	1,070,339
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	665,000	623,471
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/50; 2.44% + SOFR thereafter)
3.11%, 04/22/51 (b)	1,109,000	986,278
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (b)	555,000	503,030
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	436,000	442,993
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	443,000	448,520
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	731,000	746,972
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	$ 301,000	$ 307,327
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(b)	294,000	304,249
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	1,012,000	1,074,086
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	1,137,000	1,095,841
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	968,000	992,190
Kaiser Foundation Hospitals
3.00%, 06/01/51	568,000	500,828
3.27%, 11/01/49 (a)	693,000	647,900
Kansas City Southern/old
3.50%, 05/01/50	317,000	295,349
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	454,000	441,424
3.80%, 05/01/50 (a)	344,000	326,081
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	76,000	75,683
5.00%, 03/01/43 (a)	156,000	160,585
6.38%, 03/01/41 (a)	133,000	156,488
Kinder Morgan Inc.
1.75%, 11/15/26	1,980,000	1,840,608
5.05%, 02/15/46 (a)	125,000	132,585
KLA Corp.
3.30%, 03/01/50 (a)	405,000	381,425
4.65%, 11/01/24 (a)	554,000	574,188
Kohl's Corp.
3.38%, 05/01/31	188,000	180,369
Kraft Heinz Foods Co.
5.20%, 07/15/45	643,000	695,694
Kreditanstalt fuer Wiederaufbau
2.00%, 10/04/22 (a)	1,948,000	1,955,617

See Notes to Schedules of Investments and Notes to Financial Statements.
20	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Kyndryl Holdings Inc.
2.05%, 10/15/26 (g)	$ 791,000	$ 710,737
2.70%, 10/15/28 (g)	1,361,000	1,183,253
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	328,000	333,756
Lear Corp.
4.25%, 05/15/29 (a)	270,000	273,569
Leidos Inc.
2.95%, 05/15/23	1,138,000	1,140,834
3.63%, 05/15/25	339,000	340,071
4.38%, 05/15/30	1,480,000	1,509,615
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	204,000	186,042
Life Storage LP
2.20%, 10/15/30 (a)	574,000	507,227
Lincoln National Corp.
4.35%, 03/01/48 (a)	220,000	222,222
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	372,897
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%, 02/05/26 (a)(b)	800,000	772,528
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%, 11/07/23 (a)(b)	982,000	983,571
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	293,000	300,269
3.80%, 03/01/45 (a)	115,000	117,666
4.50%, 05/15/36 (a)	372,000	410,569
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	270,000	240,821
1.70%, 09/15/28	635,000	575,386
1.70%, 10/15/30 (a)	205,000	179,086
3.00%, 10/15/50 (a)	411,000	349,416
3.70%, 04/15/46 (a)	145,000	138,436
4.05%, 05/03/47 (a)	343,000	342,849
LYB International Finance III LLC
1.25%, 10/01/25 (a)	321,000	297,313
3.63%, 04/01/51 (a)	205,000	184,840
3.80%, 10/01/60 (a)	204,000	179,761
Magallanes Inc.
5.05%, 03/15/42 (g)	225,000	229,543
5.14%, 03/15/52	220,000	225,223
5.39%, 03/15/62	220,000	227,308
	Principal Amount	Fair Value
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	$ 328,000	$ 300,697
2.90%, 12/15/51	399,000	333,907
Marvell Technology Inc.
1.65%, 04/15/26	1,219,000	1,133,914
2.45%, 04/15/28	926,000	854,031
Masco Corp.
3.50%, 11/15/27 (a)	117,000	116,291
McCormick & Company Inc.
1.85%, 02/15/31 (a)	294,000	256,139
3.25%, 11/15/25 (a)	2,940,000	2,943,205
McDonald's Corp.
3.60%, 07/01/30 (a)	610,000	620,632
3.63%, 09/01/49 (a)	247,000	236,315
Medtronic Inc.
4.63%, 03/15/45 (a)	49,000	56,962
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	646,000	687,292
Merck & Company Inc.
1.70%, 06/10/27	1,081,000	1,024,139
1.90%, 12/10/28	1,081,000	1,018,280
2.15%, 12/10/31	685,000	634,721
2.45%, 06/24/50 (a)	509,000	423,839
2.75%, 02/10/25 (a)	647,000	648,993
2.75%, 12/10/51	360,000	313,765
2.90%, 12/10/61	201,000	172,060
4.00%, 03/07/49 (a)	136,000	146,933
MetLife Inc.
4.72%, 12/15/44 (a)	234,000	256,597
Microchip Technology Inc.
2.67%, 09/01/23	2,847,000	2,838,858
Micron Technology Inc.
3.37%, 11/01/41	528,000	470,606
3.48%, 11/01/51	739,000	644,489
Microsoft Corp.
2.40%, 08/08/26 (a)	290,000	287,619
2.68%, 06/01/60 (a)	165,000	142,537
2.92%, 03/17/52 (a)	1,236,000	1,154,844
3.04%, 03/17/62 (a)	312,000	291,864
3.45%, 08/08/36 (a)	109,000	113,143
3.50%, 02/12/35 (a)	295,000	308,585
Mid-America Apartments LP
2.88%, 09/15/51	631,000	531,636
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24 (a)	1,396,000	1,387,233

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	21

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%, 09/11/24 (a)(b)	$ 1,310,000	$ 1,325,026
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	130,000	125,627
Morgan Stanley
3.63%, 01/20/27 (a)	289,000	291,748
4.35%, 09/08/26 (a)	816,000	841,761
4.38%, 01/22/47 (a)	307,000	332,177
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (b)	633,000	583,366
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (b)	2,531,000	2,172,863
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	546,000	456,554
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	509,000	507,524
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	274,000	276,055
MPLX LP
2.65%, 08/15/30 (a)	470,000	431,629
3.38%, 03/15/23 (a)	269,000	271,160
5.20%, 12/01/47 (a)	143,000	152,183
Mylan Inc.
5.20%, 04/15/48 (a)	185,000	182,016
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (b)(g)	1,246,000	1,145,859
National Retail Properties Inc.
4.00%, 11/15/25 (a)	381,000	389,873
Natwest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%, 11/01/29 (a)(b)	575,000	569,923
	Principal Amount	Fair Value
Natwest Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%, 06/25/24 (a)(b)	$ 953,000	$ 967,857
NewMarket Corp.
2.70%, 03/18/31 (a)	419,000	383,917
Newmont Corp.
4.88%, 03/15/42 (a)	236,000	266,390
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	371,000	382,520
NGPL PipeCo LLC
3.25%, 07/15/31 (g)	656,000	608,053
NIKE Inc.
3.38%, 03/27/50 (a)	200,000	198,630
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%, 01/23/50 (a)(b)(g)	786,000	748,610
NiSource Inc.
3.60%, 05/01/30 (a)	415,000	411,809
3.95%, 03/30/48 (a)	121,000	115,602
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	256,000	258,463
NOV Inc.
3.60%, 12/01/29 (a)	608,000	597,865
Novant Health Inc.
3.32%, 11/01/61	396,000	351,280
Novartis Capital Corp.
2.20%, 08/14/30 (a)	608,000	571,173
3.00%, 11/20/25 (a)	52,000	52,293
Nutrien Ltd.
4.90%, 06/01/43 (a)	254,000	278,305
NVIDIA Corp.
2.85%, 04/01/30 (a)	204,000	200,797
3.50%, 04/01/50 (a)	270,000	272,673
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (g)	880,000	744,612
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	341,000	336,454
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	136,000	137,493
ONEOK Inc.
4.35%, 03/15/29 (a)	378,000	385,934

See Notes to Schedules of Investments and Notes to Financial Statements.
22	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Oracle Corp.
1.65%, 03/25/26 (a)	$ 755,000	$ 702,830
2.30%, 03/25/28 (a)	279,000	255,472
2.40%, 09/15/23 (a)	237,000	236,059
2.65%, 07/15/26 (a)	423,000	406,668
2.88%, 03/25/31 (a)	403,000	367,762
2.95%, 04/01/30 (a)	611,000	565,474
3.60%, 04/01/50 (a)	406,000	336,481
3.65%, 03/25/41 (a)	444,000	386,879
3.80%, 11/15/37 (a)	128,000	115,919
3.95%, 03/25/51 (a)	447,000	391,232
4.00%, 07/15/46 - 11/15/47 (a)	609,000	539,486
4.10%, 03/25/61 (a)	527,000	453,489
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	704,000	685,914
2.57%, 02/15/30 (a)	251,000	234,570
3.36%, 02/15/50 (a)	238,000	210,718
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	3,151,000	3,312,174
Owens Corning
4.40%, 01/30/48 (a)	174,000	173,889
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	341,000	306,579
2.50%, 02/01/31 (a)	610,000	524,868
3.00%, 06/15/28	576,000	536,417
3.30%, 08/01/40 (a)	610,000	500,170
3.50%, 08/01/50 (a)	265,000	211,054
4.30%, 03/15/45 (a)	406,000	347,836
PacifiCorp
2.70%, 09/15/30 (a)	370,000	354,079
2.90%, 06/15/52	919,000	806,707
6.25%, 10/15/37 (a)	576,000	718,554
Packaging Corp. of America
3.05%, 10/01/51	551,000	470,945
Paramount Global
2.90%, 01/15/27 (a)	190,000	185,541
3.70%, 06/01/28 (a)	184,000	182,999
5.25%, 04/01/44 (a)	69,000	71,919
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	365,000	360,135
PartnerRe Finance B LLC (4.50% fixed rate until 01/10/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	328,000	315,405
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	537,000	528,526
3.25%, 06/01/50 (a)	308,000	282,957
	Principal Amount	Fair Value
PepsiCo Inc.
1.63%, 05/01/30 (a)	$ 391,000	$ 351,963
2.63%, 07/29/29 (a)	525,000	514,721
2.75%, 10/21/51	972,000	869,240
Petroleos Mexicanos
6.70%, 02/16/32	1,516,000	1,442,398
7.69%, 01/23/50 (a)	879,000	768,413
Pfizer Inc.
2.70%, 05/28/50 (a)	721,000	639,188
3.45%, 03/15/29 (a)	201,000	206,948
3.60%, 09/15/28 (a)	463,000	481,974
3.90%, 03/15/39 (a)	228,000	242,565
4.13%, 12/15/46 (a)	155,000	173,202
4.40%, 05/15/44 (a)	94,000	105,817
Philip Morris International Inc.
1.50%, 05/01/25 (a)	432,000	412,413
2.10%, 05/01/30 (a)	206,000	185,482
3.38%, 08/15/29 (a)	301,000	299,621
4.13%, 03/04/43 (a)	117,000	111,318
Phillips 66
2.15%, 12/15/30 (a)	2,250,000	2,003,692
3.30%, 03/15/52	670,000	589,821
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	1,152,000	1,112,302
3.75%, 03/01/28 (a)	155,000	154,972
4.68%, 02/15/45 (a)	219,000	234,404
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	1,216,000	1,128,545
2.15%, 01/15/31 (a)	355,000	319,624
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	589,000	569,439
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	447,000	440,979
Precision Castparts Corp.
4.38%, 06/15/45 (a)	237,000	255,782
Prospect Capital Corp.
3.36%, 11/15/26	741,000	678,949
Prudential Financial Inc.
3.94%, 12/07/49 (a)	411,000	417,062
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	479,000	490,975
Public Service Company of Colorado
3.70%, 06/15/28 (a)	433,000	443,842

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	23

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	$ 909,000	$ 910,954
PVH Corp.
4.63%, 07/10/25 (a)	1,179,000	1,202,380
QUALCOMM Inc.
1.30%, 05/20/28 (a)	159,000	143,704
4.30%, 05/20/47 (a)	72,000	81,057
Quanta Services Inc.
2.35%, 01/15/32	680,000	591,457
3.05%, 10/01/41	736,000	606,891
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	148,000	140,501
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	202,000	202,236
Raytheon Technologies Corp.
1.90%, 09/01/31	802,000	710,644
2.82%, 09/01/51	476,000	401,968
3.13%, 05/04/27 (a)	613,000	614,661
3.50%, 03/15/27 (a)	318,000	322,745
3.95%, 08/16/25 (a)	260,000	268,317
4.15%, 05/15/45 (a)	248,000	255,738
4.45%, 11/16/38 (a)	206,000	223,541
Realty Income Corp.
2.85%, 12/15/32	385,000	363,725
3.00%, 01/15/27 (a)	117,000	115,382
3.25%, 01/15/31 (a)	391,000	384,521
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	722,000	625,411
Regions Financial Corp.
1.80%, 08/12/28	1,585,000	1,422,411
Reliance Industries Ltd.
3.63%, 01/12/52 (g)	1,000,000	888,180
Republic Services Inc.
2.38%, 03/15/33	1,111,000	994,767
Reynolds American Inc.
4.45%, 06/12/25 (a)	27,000	27,565
Rio Tinto Finance Ltd.
2.75%, 11/02/51	1,455,000	1,260,248
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	150,000	161,067
Rockwell Automation Inc.
2.80%, 08/15/61	219,000	176,352
4.20%, 03/01/49 (a)	281,000	299,540
Rogers Communications Inc.
5.00%, 03/15/44 (a)	110,000	117,442
Roper Technologies Inc.
2.95%, 09/15/29 (a)	426,000	410,800
	Principal Amount	Fair Value
Ross Stores Inc.
4.70%, 04/15/27 (a)	$ 155,000	$ 163,513
Royalty Pharma PLC
0.75%, 09/02/23	464,000	451,017
1.20%, 09/02/25	619,000	572,717
1.75%, 09/02/27	312,000	283,224
2.15%, 09/02/31	528,000	453,916
2.20%, 09/02/30	133,000	116,465
3.30%, 09/02/40	79,000	67,457
RPM International Inc.
3.75%, 03/15/27 (a)	224,000	227,521
Ryder System Inc.
2.90%, 12/01/26 (a)	1,038,000	1,009,912
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	202,000	207,838
4.50%, 05/15/30 (a)	232,000	243,122
5.00%, 03/15/27 (a)	118,000	124,894
5.88%, 06/30/26 (a)	770,000	833,125
Salesforce.com Inc.
1.95%, 07/15/31	695,000	634,834
2.70%, 07/15/41	690,000	611,547
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(g)	1,003,000	1,024,785
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	1,243,000	1,252,248
4.38%, 04/16/49 (a)(g)	256,000	262,241
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	460,000	464,890
Sealed Air Corp.
1.57%, 10/15/26 (g)	2,504,000	2,283,848
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	176,000	193,783
Sempra Energy
3.80%, 02/01/38 (a)	153,000	150,589
4.00%, 02/01/48 (a)	166,000	164,599
Sempra Energy (4.13% fixed rate until 01/04/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (b)	1,014,000	944,287
Shell International Finance BV
3.13%, 11/07/49 (a)	684,000	623,808
3.75%, 09/12/46 (a)	117,000	118,253
4.13%, 05/11/35 (a)	164,000	173,376
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	133,000	133,507
3.20%, 09/23/26 (a)	114,000	114,176

See Notes to Schedules of Investments and Notes to Financial Statements.
24	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Simon Property Group LP
3.38%, 06/15/27 (a)	$ 281,000	$ 281,489
SLM Corp.
3.13%, 11/02/26	1,208,000	1,120,952
Sonoco Products Co.
2.85%, 02/01/32	776,000	725,133
Southern California Edison Co.
4.00%, 04/01/47 (a)	732,000	705,384
4.20%, 03/01/29 (a)	557,000	576,534
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	399,000	378,894
4.40%, 05/30/47 (a)	65,000	65,467
Southwest Airlines Co.
2.63%, 02/10/30 (a)	611,000	562,187
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	318,000	311,036
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	87,000	86,864
4.50%, 03/15/45 (a)	66,000	67,370
Spirit Realty LP
4.00%, 07/15/29 (a)	473,000	478,227
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (b)(g)	1,297,000	1,141,386
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(g)	1,304,000	1,267,788
Stanley Black & Decker Inc.
3.00%, 05/15/32	916,000	884,810
Starbucks Corp.
4.00%, 11/15/28 (a)	243,000	251,226
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	1,474,000	1,353,766
3.75%, 03/15/51 (a)	604,000	565,199
Stryker Corp.
1.95%, 06/15/30 (a)	851,000	763,441
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (g)	2,981,000	3,039,666
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (g)	3,099,000	2,841,442
	Principal Amount	Fair Value
Suncor Energy Inc.
4.00%, 11/15/47 (a)	$ 94,000	$ 93,846
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (b)(g)	1,744,000	1,610,863
Sysco Corp.
3.25%, 07/15/27 (a)	239,000	237,956
5.95%, 04/01/30 (a)	80,000	92,910
6.60%, 04/01/50 (a)	94,000	125,945
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	180,172
3.03%, 07/09/40 (a)	300,000	268,185
3.18%, 07/09/50 (a)	300,000	263,304
3.38%, 07/09/60 (a)	300,000	262,287
Tampa Electric Co.
2.40%, 03/15/31 (a)	768,000	707,320
3.45%, 03/15/51	555,000	517,543
4.35%, 05/15/44 (a)	479,000	496,761
Tapestry Inc.
4.13%, 07/15/27 (a)	69,000	70,018
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	1,940,000	1,967,800
Target Corp.
2.50%, 04/15/26 (a)	251,000	249,414
Teck Resources Ltd.
5.40%, 02/01/43 (a)	244,000	264,750
Telefonica Emisiones S.A.
4.10%, 03/08/27 (a)	639,000	655,103
Texas Instruments Inc.
3.88%, 03/15/39 (a)	315,000	334,177
The Allstate Corp.
4.20%, 12/15/46 (a)	142,000	151,308
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	748,000	745,517
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	659,000	650,552

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	25

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(b)	$ 724,000	$ 700,774
The Boeing Co.
2.20%, 02/04/26 (a)	1,126,000	1,065,365
2.70%, 02/01/27 (a)	966,000	927,746
2.95%, 02/01/30 (a)	246,000	227,978
3.25%, 03/01/28 (a)	124,000	119,284
3.55%, 03/01/38 (a)	165,000	146,840
3.75%, 02/01/50 (a)	218,000	195,021
5.04%, 05/01/27 (a)	1,421,000	1,494,693
5.15%, 05/01/30 (a)	801,000	853,113
5.81%, 05/01/50 (a)	496,000	572,379
The Charles Schwab Corp.
2.45%, 03/03/27	1,070,000	1,038,895
2.90%, 03/03/32	355,000	341,734
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (b)	1,027,000	932,917
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	982,000	1,038,023
The Clorox Co.
1.80%, 05/15/30 (a)	570,000	500,489
The Coca-Cola Co.
2.60%, 06/01/50 (a)	406,000	347,321
2.75%, 06/01/60 (a)	314,000	266,577
The Dow Chemical Co.
2.10%, 11/15/30 (a)	312,000	280,937
3.60%, 11/15/50 (a)	312,000	290,419
4.25%, 10/01/34 (a)	193,000	199,525
5.55%, 11/30/48 (a)	222,000	270,871
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	316,000	301,041
The George Washington University
4.13%, 09/15/48	905,000	959,164
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	1,546,000	1,554,296
3.85%, 01/26/27 (a)	2,007,000	2,030,522
4.25%, 10/21/25 (a)	521,000	535,171
5.15%, 05/22/45 (a)	157,000	176,173
	Principal Amount	Fair Value
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (b)	$ 752,000	$ 689,193
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	951,000	823,623
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (b)	410,000	364,338
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(b)	846,000	846,829
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (b)	334,000	287,380
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (b)	509,000	457,102
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	236,000	237,612
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	244,000	245,842
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(b)	389,000	398,468
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	880,000	837,100

See Notes to Schedules of Investments and Notes to Financial Statements.
26	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
The Hartford Financial Services Group Inc. (2.63% fixed rate until 05/02/22; 2.13% + 3 month USD LIBOR thereafter)
2.63%, 02/12/47 (a)(b)(g)	$ 566,000	$ 498,176
The Home Depot Inc.
2.70%, 04/15/30 (a)	234,000	226,671
3.35%, 04/15/50 (a)	406,000	386,138
3.50%, 09/15/56 (a)	222,000	216,563
3.90%, 12/06/28 - 06/15/47 (a)	461,000	480,595
4.50%, 12/06/48 (a)	179,000	202,036
The Kroger Co.
2.20%, 05/01/30 (a)	366,000	334,861
4.65%, 01/15/48 (a)	153,000	166,850
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	555,000	505,272
The Progressive Corp.
2.50%, 03/15/27	1,080,000	1,057,417
3.00%, 03/15/32	425,000	413,466
3.70%, 03/15/52	145,000	145,958
The Southern Co.
3.25%, 07/01/26 (a)	142,000	142,065
The Toronto-Dominion Bank
3.20%, 03/10/32	1,713,000	1,686,894
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	730,000	592,045
The Walt Disney Co.
2.65%, 01/13/31 (a)	597,000	570,320
3.38%, 11/15/26 (a)	94,000	95,263
3.60%, 01/13/51 (a)	392,000	387,316
4.75%, 11/15/46 (a)	61,000	69,985
6.65%, 11/15/37 (a)	397,000	530,039
The Williams Companies Inc.
3.75%, 06/15/27 (a)	100,000	101,262
4.85%, 03/01/48 (a)	202,000	215,641
4.90%, 01/15/45 (a)	476,000	497,568
5.40%, 03/04/44 (a)	69,000	75,955
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	447,000	399,426
Time Warner Cable LLC
6.55%, 05/01/37 (a)	177,000	203,794
T-Mobile USA Inc.
3.50%, 04/15/25	735,000	739,454
3.75%, 04/15/27	916,000	922,623
3.88%, 04/15/30	251,000	252,054
4.50%, 04/15/50	119,000	120,852
	Principal Amount	Fair Value
Total Capital International S.A.
3.46%, 02/19/29 (a)	$ 785,000	$ 797,175
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	423,000	427,590
3.80%, 03/21/29 (a)	557,000	566,502
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	564,000	586,639
4.88%, 01/15/26 (a)	128,000	134,390
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	1,115,000	1,120,575
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	265,000	270,647
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	1,539,000	1,511,452
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	129,000	135,841
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	270,000	269,139
Tyson Foods Inc.
4.00%, 03/01/26 (a)	999,000	1,022,496
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%, 08/15/23 (a)(b)(g)	890,000	891,379
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%, 08/13/30 (a)(b)(g)	1,015,000	976,927
UDR Inc.
2.10%, 08/01/32 (a)	515,000	445,434
3.00%, 08/15/31 (a)	328,000	311,620
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%, 09/22/26 (a)(b)(g)	1,783,000	1,652,663
Union Pacific Corp.
3.55%, 05/20/61	475,000	451,844
3.60%, 09/15/37 (a)	87,000	87,237
3.80%, 04/06/71	218,000	216,106
4.10%, 09/15/67 (a)	149,000	155,140

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	27

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	$ 641,000	$ 591,739
4.45%, 12/15/48 (a)	438,000	493,608
4.75%, 07/15/45 (a)	379,000	439,314
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (a)	83,000	82,472
Valero Energy Corp.
2.85%, 04/15/25 (a)	148,000	146,218
4.00%, 04/01/29 (a)	540,000	551,696
Ventas Realty LP
3.25%, 10/15/26 (a)	307,000	304,513
Verizon Communications Inc.
2.10%, 03/22/28 (a)	829,000	773,872
2.36%, 03/15/32 (g)	1,108,000	1,001,754
2.55%, 03/21/31 (a)	768,000	713,564
3.00%, 03/22/27 (a)	1,423,000	1,406,223
3.40%, 03/22/41 (a)	555,000	522,338
3.55%, 03/22/51 (a)	418,000	394,258
3.70%, 03/22/61 (a)	523,000	490,616
4.40%, 11/01/34 (a)	638,000	678,921
4.86%, 08/21/46 (a)	834,000	958,975
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	406,000	417,526
Visa Inc.
2.70%, 04/15/40 (a)	421,000	382,074
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	1,428,000	1,415,277
Viterra Finance BV
2.00%, 04/21/26 (g)	712,000	656,806
3.20%, 04/21/31 (g)	1,000,000	919,170
Vodafone Group PLC
4.38%, 05/30/28 (a)	281,000	294,575
5.25%, 05/30/48 (a)	144,000	162,079
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	1,420,000	1,264,524
Vontier Corp.
2.40%, 04/01/28	640,000	563,866
2.95%, 04/01/31	838,000	744,027
Vornado Realty LP
2.15%, 06/01/26	984,000	921,516
3.40%, 06/01/31	368,000	344,695
3.50%, 01/15/25 (a)	261,000	260,029
Vulcan Materials Co.
3.90%, 04/01/27 (a)	123,000	126,047
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	45,000	43,551
	Principal Amount	Fair Value
Walmart Inc.
1.80%, 09/22/31	$ 528,000	$ 480,612
2.50%, 09/22/41	528,000	470,279
2.65%, 09/22/51	248,000	220,784
Waste Connections Inc.
2.20%, 01/15/32	723,000	647,165
2.95%, 01/15/52	723,000	618,910
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	86,000	86,186
Wells Fargo & Co.
4.15%, 01/24/29 (a)	754,000	782,584
4.75%, 12/07/46 (a)	850,000	928,778
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	741,000	732,175
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	889,000	858,312
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	3,422,000	3,238,204
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	850,000	766,088
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	1,991,000	1,967,028
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (b)	548,000	572,227
Westlake Corp.
2.88%, 08/15/41	283,000	237,598
3.13%, 08/15/51	314,000	260,416
3.38%, 08/15/61	317,000	256,837
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	627,000	605,130
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	454,000	448,057

See Notes to Schedules of Investments and Notes to Financial Statements.
28	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Weyerhaeuser Co.
4.00%, 03/09/52	$ 565,000	$ 562,463
Willis North America Inc.
3.60%, 05/15/24 (a)	419,000	421,196
3.88%, 09/15/49 (a)	410,000	374,457
Workday Inc.
3.50%, 04/01/27	715,000	716,459
3.70%, 04/01/29	1,430,000	1,432,317
WPP Finance 2010
3.75%, 09/19/24 (a)	244,000	246,740
Xcel Energy Inc.
3.40%, 06/01/30 (a)	509,000	508,455
Yamana Gold Inc.
2.63%, 08/15/31	832,000	744,041
Zoetis Inc.
3.00%, 09/12/27 (a)	117,000	116,051
3.90%, 08/20/28 (a)	279,000	286,776
		528,052,353
Non-Agency Collateralized Mortgage Obligations - 5.4%
BANK 2017-BNK7
3.18%, 09/15/60	20,509,000	20,225,552
BANK 2018-BNK15
4.41%, 11/15/61 (b)	8,550,000	9,059,169
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	4,022,000	3,907,917
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	7,323,000	7,075,231
Citigroup Commercial Mortgage Trust 2015-GC35
4.46%, 11/10/48 (b)	4,118,000	3,869,238
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (b)	2,942,926	2,977,430
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (g)	1,602,000	1,559,588
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (b)(g)	1,375,000	1,407,165
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (b)	1,940,000	1,972,032
GS Mortgage Securities Trust 2012-GCJ9
1.91%, 11/10/45 (b)(e)	5,132,172	16,253
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (b)	3,270,000	2,771,356
	Principal Amount	Fair Value
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (b)	$ 2,609,000	$ 2,654,908
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	13,110,000	12,517,457
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	6,397,000	6,237,936
Impac CMB Trust 2004-5 (1.18% fixed rate until 04/25/22; 0.72% + 1 month USD LIBOR thereafter)
1.18%, 10/25/34 (a)(b)	176,509	172,200
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.39%, 12/15/47 (b)(e)	3,644,594	12,778
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%, 07/15/45 (b)	1,010,000	1,018,585
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (b)	2,174,000	1,706,299
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(e)	9,316	98
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.86%, 03/15/48 (b)(e)	26,321,062	457,083
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	4,152,195	3,776,757
Wells Fargo Commercial Mortgage Trust 2015-C26
1.20%, 02/15/48 (b)(e)	20,752,172	560,710
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	1,880,000	1,911,143
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (b)	4,333,000	4,395,080
		90,261,965
Sovereign Bonds - 1.1%
Government of Chile
2.55%, 01/27/32 (a)	2,507,000	2,359,012
3.63%, 10/30/42 (a)	150,000	140,169
3.86%, 06/21/47 (a)	860,000	839,859

See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	29

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
	Principal Amount	Fair Value
Government of Indonesia
3.50%, 01/11/28 (a)	$ 578,000	$ 591,716
4.35%, 01/11/48 (a)	232,000	239,201
Government of Mexico
3.60%, 01/30/25 (a)	1,402,000	1,438,774
4.60%, 02/10/48 (a)	972,000	927,842
4.75%, 03/08/44 (a)	2,068,000	2,039,193
Government of Panama
3.16%, 01/23/30 (a)	1,217,000	1,191,187
3.87%, 07/23/60 (a)	826,000	725,071
4.50%, 05/15/47 (a)	530,000	528,977
Government of Peru
1.86%, 12/01/32 (a)	1,230,000	1,054,959
2.78%, 12/01/60 (a)	2,055,000	1,613,196
5.63%, 11/18/50 (a)	884,000	1,121,831
Government of Philippines
3.95%, 01/20/40 (a)	835,000	835,058
Government of Qatar
3.38%, 03/14/24 (a)(g)	1,045,000	1,060,999
4.82%, 03/14/49 (a)(g)	275,000	326,263
Government of Uruguay
5.10%, 06/18/50 (a)	884,133	1,047,742
		18,081,049
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	1,040,000	1,310,846
Board of Regents of the University of Texas System
3.35%, 08/15/47	1,025,000	1,003,278
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,870,000	2,077,557
	Principal Amount	Fair Value
State of California
4.60%, 04/01/38	$ 1,840,000	$ 2,012,964
State of Illinois
5.10%, 06/01/33	745,000	792,239
		7,196,884
Total Bonds and Notes (Cost $1,720,569,585)		1,653,034,943
	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $1,375,850) (b)	55,034	1,392,360
Total Investments in Securities (Cost $1,721,945,435)		1,654,427,303
Short-Term Investments - 7.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (i)(j) (Cost $121,244,155)	121,244,155	121,244,155
Total Investments (Cost $1,843,189,590)		1,775,671,458
Liabilities in Excess of Other Assets, net - (6.1)%		(101,613,051)
NET ASSETS - 100.0%		$ 1,674,058,407

See Notes to Schedules of Investments and Notes to Financial Statements.
30	State Street Income Fund

State Street Income Fund
Schedule of Investments, continued — March 31, 2022 (Unaudited)
Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$20,695	1.00%/ Quarterly	12/20/26	$ (357,172)	$ (390,513)	$ 33,341
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	36,609	5.00%/ Quarterly	06/20/27	2,026,411	1,891,840	134,571
							$167,912
The Fund had the following long futures contracts open at March 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2022	769	165,112,131	162,967,922	$ (2,144,209)
Ultra Long-Term U.S. Treasury Bond Futures	June 2022	201	36,914,172	35,602,125	(1,312,047)
U.S. Long Bond Futures	June 2022	176	27,186,500	26,411,000	(775,500)
					$ (4,231,756)
The Fund had the following short futures contracts open at March 31, 2022:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2022	447	(56,797,125)	(54,925,125)	$ 1,872,000
10 Yr. U.S. Treasury Ultra Futures	June 2022	714	(98,402,418)	(96,724,687)	1,677,731
5 Yr. U.S. Treasury Notes Futures	June 2022	505	(59,531,832)	(57,917,188)	1,614,644
					$ 5,164,375
During the period ended March 31, 2022, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$331,593,642	$143,610,250	$51,194,513
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	31

State Street Income Fund
Notes to Schedule of Investments — March 31, 2022 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2022, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to $84,575,064 or 5.05% of the net assets of the State Street Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Step coupon bond.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
**	Amount is less than $0.50.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.
32	State Street Income Fund

State Street Income Fund
Notes to Schedule of Investments, continued — March 31, 2022 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 626,921,594	$ —	$ 626,921,594
Agency Mortgage Backed	—	360,355,683	29,308	360,384,991
Agency Collateralized Mortgage Obligations	—	11,556,614	—	11,556,614
Asset Backed	—	10,579,493	—	10,579,493
Corporate Notes	—	528,052,353	—	528,052,353
Non-Agency Collateralized Mortgage Obligations	—	90,261,965	—	90,261,965
Sovereign Bonds	—	18,081,049	—	18,081,049
Municipal Bonds and Notes	—	7,196,884	—	7,196,884
Preferred Stock	1,392,360	—	—	1,392,360
Short-Term Investments	121,244,155	—	—	121,244,155
Total Investments in Securities	$ 122,636,515	$ 1,653,005,635	$ 29,308	$ 1,775,671,458
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 167,912	$ —	$ 167,912
Long Futures Contracts - Unrealized Depreciation	(4,231,756)	—	—	(4,231,756)
Short Futures Contracts - Unrealized Appreciation	5,164,375	—	—	5,164,375
Total Other Financial Instruments	$ 932,619	$ 167,912	$ —	$ 1,100,531

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	257,710,916	$257,710,916	$294,711,016	$431,177,777	$—	$—	121,244,155	$121,244,155	$48,775
See Notes to Schedules of Investments and Notes to Financial Statements.
State Street Income Fund	33

State Street U.S. Core Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Six Months Ended 3/31/22	Period Ended 9/30/21(a)(b)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 76.83	$ 66.39	$ 57.30	$ 46.05	$ 52.45	$ 49.27	$ 47.59
Income/(loss) from investment operations:
Net investment income	0.38 (c)	0.54 (c)	0.77 (c)	0.78 (c)	0.77 (c)	0.76 (c)	0.92
Net realized and unrealized gains/(losses) on investments	(16.73)	9.90	12.86	14.07	(2.41)	9.35	3.92
Total income/(loss) from investment operations	(16.35)	10.44	13.63	14.85	(1.64)	10.11	4.84
Less distributions from:
Net investment income	(0.77)	—	0.81	0.77	0.81	0.81	0.91
Net realized gains	(9.03)	—	3.73	2.83	3.95	6.12	2.25
Total distributions	(9.80)	—	4.54	3.60	4.76	6.93	3.16
Net asset value, end of period	$ 70.28	$ 76.83	$ 66.39	$ 57.30	$ 46.05	$ 52.45	$ 49.27
Total Return(d)	3.48% (e)	15.73% (e)	23.82%	32.22%	(3.05)%	20.50%	10.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,702,969	$6,795,684	$6,229,783	$5,541,415	$4,700,274	$5,435,513	$4,914,567
Ratios to average net assets:
Net expenses	0.15% (f)	0.15% (f)	0.14%	0.14%	0.14%	0.14%	0.16%
Gross expenses	0.15% (f)	0.15% (f)	0.14%	0.14%	0.14%	0.14%	0.16%
Net investment income	1.00% (f)	0.99% (f)	1.29%	1.44%	1.41%	1.39%	1.79%
Portfolio turnover rate	14% (e)	27% (e)	37%	31%	40%	77%	38%
Notes to Financial Highlights
(a)	Financial information from January 1, 2016 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street U.S. Core Equity Fund effective May 24, 2021. See Note 1 in the accompanying Notes to Financial Statements.
(b)	Effective 4/13/2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(c)	Per share values have been calculated using the average shares method.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(e)	Not annualized.
(f)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
34	Financial Highlights

State Street Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Six Months Ended 3/31/22	Period Ended 9/30/21(a)(b)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)	Year Ended 12/31/18(a)	Year Ended 12/31/17(a)	Year Ended 12/31/16(a)
Net asset value, beginning of period	$ 12.08	$ 12.42	$ 11.85	$ 11.14	$ 11.55	$ 11.38	$ 11.36
Income/(loss) from investment operations:
Net investment income	0.10 (c)	0.17 (c)	0.26 (c)	0.31 (c)	0.32 (c)	0.29 (c)	0.31
Net realized and unrealized gains/(losses) on investments	(1.75)	(0.29)	0.69	0.72	(0.40)	0.16	0.09
Total income/(loss) from investment operations	(1.65)	(0.12)	0.95	1.03	(0.08)	0.45	0.40
Less distributions from:
Net investment income	(0.12)	0.22	0.34	0.32	0.33	0.28	0.29
Net realized gains	(0.33)	—	0.04	—	—	—	0.09
Total distributions	(0.45)	0.22	0.38	0.32	0.33	0.28	0.38
Net asset value, end of period	$ 10.88	$ 12.08	$ 12.42	$ 11.85	$ 11.14	$ 11.55	$ 11.38
Total Return(d)	(6.39)% (e)	(0.93)% (e)	8.20%	9.38%	(0.75)%	3.99%	3.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,674,058	$1,908,411	$2,084,815	$2,024,704	$1,992,169	$2,329,674	$2,427,975
Ratios to average net assets:
Net expenses	0.19% (f)	0.19% (f)	0.17%	0.17%	0.17%	0.16%	0.21%
Gross expenses	0.19% (f)	0.19% (f)	0.17%	0.17%	0.17%	0.16%	0.21%
Net investment income	1.77% (f)	1.85% (f)	2.16%	2.67%	2.86%	2.55%	2.66%
Portfolio turnover rate	31% (e)(g)	59% (e)(g)	110% (g)	422%	223%	297%	242%
Notes to Financial Highlights
(a)	Financial information from January 1, 2016 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street Income Fund effective May 24, 2021. See Note 1 in the accompanying Notes to Financial Statements.
(b)	Effective 4/13/2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(c)	Per share values have been calculated using the average shares method.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(e)	Not annualized.
(f)	Annualized for periods less than one year.
(g)	The portfolio turnover calculated for the periods ended 3/31/22, 9/30/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 93%, 134% and 304%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	35

State Street Institutional Investment Trust
Statements of Assets and Liabilities — March 31, 2022 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Assets
Investments in securities, at fair value (cost $4,129,376,036 and $1,721,945,435, respectively)	$ 6,640,420,845	$ 1,654,427,303
Short-term affiliated investments, at fair value (cost $59,940,166 and $121,244,155 respectively)	59,940,166	121,244,155
Net cash collateral on deposit with broker for future contracts	70,322	2,011,251
Net cash collateral on deposit with broker for swap contracts	—	444,592
Receivable for investments sold	20,204,925	59,824,983
Income receivables	4,689,981	7,670,879
Receivable for fund shares sold	—	2,187
Income receivable from affiliated investments	8,635	25,150
Receivable for accumulated variation margin on swap contracts	—	1,714,511
Receivable for accumulated variation margin on futures contracts	2,988	1,016,966
Other assets	5,996	1,667
Total assets	6,725,343,858	1,848,383,644
Liabilities
Distribution payable to shareholders	8,694	101,146
Due to custodian	—	1,045,448
Payable for investments purchased	20,235,116	172,243,864
Payable for fund shares redeemed	812,350	424,425
Payable to the Adviser	666,403	187,473
Payable for custody, fund accounting and sub-administration fees	222,915	96,191
Accrued other expenses	429,639	226,690
Total liabilities	22,375,117	174,325,237

Net Assets	$ 6,702,968,741	$ 1,674,058,407
Net Assets Consist of:
Capital paid in	$ 3,886,485,152	$ 1,771,156,968
Total distributable earnings (loss)	2,816,483,589	(97,098,561)
Net Assets	$ 6,702,968,741	$ 1,674,058,407
Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	95,368,750	153,858,226
Net asset value per share	$ 70.28	$ 10.88
The accompanying Notes are an integral part of these financial statements.
36	Statements of Assets and Liabilities

State Street Institutional Investment Trust
Statements of Operations — For the period ended March 31, 2022 (Unaudited)
	State Street U.S. Core Equity Fund	State Street Income Fund
Investment Income
Income
Dividend	$ 39,985,032	$ 35,792
Interest	—	17,679,410
Income from affiliated investments	17,898	48,775
Less: Foreign taxes withheld	(116,377)	—
Total income	39,886,553	17,763,977
Expenses
Advisory and administration fees	4,156,576	1,174,734
Transfer agent fees	241,960	222,332
Trustees' fees	23,927	13,628
Custody, fund accounting and sub-administration fees	268,133	125,604
Professional fees	68,156	32,402
Registration fees	357,625	103,121
Other expenses	187,994	68,732
Total expenses	5,304,371	1,740,553
Net investment income	$ 34,582,182	$ 16,023,424
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 359,139,416	$ (6,070,247)
Futures	(5,376,703)	(7,391,472)
Swap contracts	—	(1,000,017)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(148,703,257)	(120,296,144)
Futures	1,313,327	1,608,787
Swap contracts	—	339,752
Net realized and unrealized gain (loss) on investments	206,372,783	(132,809,341)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 240,954,965	$ (116,785,917)
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	37

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street U.S. Core Equity Fund
	Six Months Ended 3/31/22	Period Ended 9/30/21(a)	Year Ended 12/31/20
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 34,582,182	$ 49,436,678	$ 70,183,281
Net realized gain (loss) on investments and futures	353,762,713	743,574,138	328,591,207
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(147,389,930)	167,123,754	799,903,293
Net increase (decrease) from operations	240,954,965	960,134,570	1,198,677,781
Distributions to shareholders:
Total distributions	(848,288,634)	—	(400,316,279)
Increase (decrease) in assets from operations and distributions	(607,333,669)	960,134,570	798,361,502
Share transactions:
Proceeds from sale of shares	23,615,969	15,549,302	55,418,614
Value of distributions reinvested	805,553,445	—	379,700,260
Cost of shares redeemed	(314,550,609)	(409,783,514)	(545,111,984)
Net increase (decrease) from share transactions	514,618,805	(394,234,212)	(109,993,110)
Total increase (decrease) in net assets	(92,714,864)	565,900,358	688,368,392
Net Assets
Beginning of period	6,795,683,605	6,229,783,247	5,541,414,855
End of period	$ 6,702,968,741	$ 6,795,683,605	$ 6,229,783,247
Changes in Fund Shares
Shares sold	321,758	216,103	914,306
Issued for distributions reinvested	10,796,856	—	5,739,128
Shares redeemed	(4,198,819)	(5,605,458)	(9,524,851)
Net increase (decrease) in fund shares	6,919,795	(5,389,355)	(2,871,417)
(a)	Effective 4/13/2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
The accompanying Notes are an integral part of these financial statements.
38	Statements of Changes in Net Assets

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street Income Fund
	Six Months Ended 3/31/22	Period Ended 9/30/21(a)	Year Ended 12/31/20
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 16,023,424	$ 27,217,701	$ 44,464,564
Net realized gain (loss) on investments, futures and swap contracts	(14,461,736)	33,003,540	46,627,572
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(118,347,605)	(79,823,683)	68,420,358
Net increase (decrease) from operations	(116,785,917)	(19,602,442)	159,512,494
Distributions to shareholders:
Total distributions	(69,888,397)	(36,235,960)	(64,080,587)
Increase (decrease) in assets from operations and distributions	(186,674,314)	(55,838,402)	95,431,907
Share transactions:
Proceeds from sale of shares	7,656,166	14,393,778	48,154,654
Value of distributions reinvested	67,983,467	32,110,035	61,957,884
Cost of shares redeemed	(123,317,797)	(167,069,788)	(145,433,304)
Net increase (decrease) from share transactions	(47,678,164)	(120,565,975)	(35,320,766)
Total increase (decrease) in net assets	(234,352,478)	(176,404,377)	60,111,141
Net Assets
Beginning of period	1,908,410,885	2,084,815,262	2,024,704,121
End of period	$ 1,674,058,407	$ 1,908,410,885	$ 2,084,815,262
Changes in Fund Shares
Shares sold	668,138	1,431,692	3,948,098
Issued for distributions reinvested	5,844,678	2,646,451	5,055,918
Shares redeemed	(10,599,059)	(14,031,749)	(12,024,475)
Net decrease in fund shares	(4,086,243)	(9,953,606)	(3,020,459)
(a)	Effective 4/13/2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	39

State Street Institutional Investment Trust
Notes to Financial Statements — March 31, 2022 (Unaudited)
1. Organization of the Funds
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2022, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street U.S. Core Equity Fund and the State Street Income Fund (each, a "Fund" and collectively, the "Funds"). Shares of the Funds may be purchased only by Eligible Investors, as defined in the Fund's prospectus, through General Electric Company’s defined contribution plan arrangement in a Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
Each Fund commenced operations on May 24, 2021, as a result of a Reorganization (Note 11) in which each Fund assumed all of the assets and liabilities of its respective Predecessor Fund, per the below table. Each Fund has substantially similar investment strategies as its Predecessor Fund. Each Fund has adopted the historical performance of its respective Predecessor Fund.
Fund	Predecessor Fund
State Street U.S. Core Equity Fund	GE RSP U.S. Equity Fund
State Street Income Fund	GE RSP Income Fund
Prior to May 24, 2021, the Predecessor Funds operated as Employees’ Securities Companies (as defined in the 1940 Act) and as such were exempt from certain provisions of the 1940 Act.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued
40	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Notes to Financial Statements	41

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The State Street U.S. Core Equity Fund invests in real estate investments trusts ("REITs"). REITs determine the tax character of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital gains distributions at year end based on information provided by the REIT and/or SSGA FM estimates of such redesignations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
Distributions The State Street Income Fund declares investment income dividends daily and pays them monthly. The State Street U.S. Core Equity Fund declares and pays dividends from investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended March 31, 2022, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date
42	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended March 31, 2022, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Options on Futures Contracts The Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. The Funds will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.
When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.
Notes to Financial Statements	43

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
Credit Default Swaps During the period ended March 31, 2022, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
The following tables summarize the value of the Funds’ derivative instruments as of March 31, 2022 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 2,988	$ —	$ 2,988
44	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income Fund
Futures Contracts	$ 1,016,966	$ —	$ —	$ —	$ —	$ 1,016,966
Swap Contracts	—	—	1,714,511	—	—	1,714,511

Realized Gain/Loss
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	(5,376,703)	$ —	$ (5,376,703)
State Street Income Fund
Futures Contracts	$ (7,391,472)	$ —	$ —	$ —	$ —	$ (7,391,472)
Swap Contracts	—	—	(1,000,017)	—	—	(1,000,017)

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$ —	$ —	$ —	1,313,327	$ —	$ 1,313,327
State Street Income Fund
Futures Contracts	$ 1,608,787	$ —	$ —	$ —	$ —	$ 1,608,787
Swap Contracts	—	—	339,752	—	—	339,752
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street U.S. Core Equity Fund	All Assets	0.12%
State Street Income Fund	All Assets	0.13%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and subadministration fees in the Statements of Operations.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022 are disclosed in the Schedules of Investments.
Notes to Financial Statements	45

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
6.Trustees' Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended March 31, 2022 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street U.S. Core Equity Fund	$ —	$ —	$968,810,753	$1,244,507,810
State Street Income Fund	467,165,131	260,958,093	101,327,186	234,295,968
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street U.S. Core Equity Fund	$4,212,177,950	$2,610,638,716	$122,452,670	$2,488,186,046
State Street Income Fund	1,856,698,478	6,588,040	86,514,529	(79,926,489)
9.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of March 31, 2022.
46	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Credit Risk Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.Reorganization
Effective May 24, 2021, shareholders of each Predecessor Fund received shares of each respective Fund, per the table below, with an aggregate net asset value equal to shares in the Predecessor Fund immediately prior to the reorganization. Each Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. For financial reporting purposes, each Predecessor Fund’s operating history prior to the reorganization is reflected in each respective Fund’s financial statements and financial highlights.
Fund	Predecessor Name	Aggregate Net Asset Value	Shares
State Street U.S. Core Equity Fund	GE RSP U.S. Equity Fund	$6,729,291,756	90,684,798
State Street Income Fund	GE RSP Income Fund	$1,938,602,965	161,204,455
Notes to Financial Statements	47

State Street Institutional Investment Trust
Notes to Financial Statements, continued — March 31, 2022 (Unaudited)
12.Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
13.Change in Audit Firm
On November 18, 2021, the Audit Committee (the “Committee”) of the Board of Trustees of the Trust dismissed BBD LLP (“BBD”), 1835 Market Street Philadelphia, Pennsylvania 19103, as the Funds’ independent registered public accounting firm effective following the issuance by BBD of their report on the Funds’ September 30, 2021 financial statements.
The reports of BBD on the Funds’ financial statements for the fiscal period ended September 30, 2021, and fiscal years ended December 31 2020 and 2019 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
During the fiscal period ended September 30, 2021 and fiscal years ended December 31, 2020 and 2019, and in the subsequent interim period through November 18, 2021, there were no disagreements between the Funds and BBD on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of BBD, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal period ended September 30, 2021 and the fiscal years ended December 31, 2020 and 2019, and in the subsequent interim period through November 18, 2021, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Funds requested and BBD furnished a letter addressed to the Securities and Exchange Commission stating whether or not BBD agreed with the above statements. A copy of such letter is filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2022.
On November 18, 2021, the Committee also approved the appointment of Ernst & Young LLP (“E&Y”), 200 Clarendon Street, Boston, MA 02116, as the Funds’ independent registered public accounting firm for the fiscal year ending September 30, 2022.
During the three most recent fiscal periods and in the subsequent interim period through November 18, 2021, neither the Funds nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
14.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
48	Notes to Financial Statements

State Street Institutional Investment Trust
Other Information — March 31, 2022 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' Program. The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021. As reported to the Board, the Program supported each Fund's ability to honor redemption requests timely and SSGA FM's management of each Fund's liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds' website at www.ssga.com. The Funds' Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Other Information	49

State Street Institutional Investment Trust
Shareholder Services
INSIDE THE RETIREMENT SAVINGS PLAN
Shares or units held inside the Plan have been credited to your account as a result of contributions and investment earnings. For a statement summarizing your account balance in the Plan, please refer to your GE RSP Retirement Savings Statement, which is provided quarterly and is available online at any time or upon request. You may obtain additional information and process transactions on investments held inside the Plan by calling:
GE Retirement Savings Plan Service Center: 1-877-55-GERSP (1-877-554-3777)
or visit OneHR.ge.com > Retirement (or RSP) > My GE RSP
OUTSIDE THE RETIREMENT SAVINGS PLAN
If shares of the Funds have been distributed to you from the Plan, information on these investments may be obtained by calling:
SSGA Funds Management, Inc.: 1-800-242-0134
or visit www.ssga.com
Shareholder Services	51

Trustees
Michael F. Holland, Co-Chairperson
Patrick J. Riley, Co-Chairperson
John R. Costantino
Donna M. Rapaccioli
Michael A. Jessee
Richard D. Shirk
Ellen M. Needham
Officers
Ellen M. Needham, President
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer
Bruce S. Rosenberg, Treasurer
Ann M. Carpenter, Vice President and Deputy Treasurer
Chad C. Hallett, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
David K. Lancaster, Assistant Treasurer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
Timothy Collins, Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Semi-Annual Report
March 31, 2022
State Street Institutional Investment Trust
State Street Diversified Income Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street Diversified Income Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of March 31, 2022

Description	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	3.1%
Federal National Mortgage Association TBA 2.00% 4/1/2052	3.0
SPDR Blackstone Senior Loan ETF	2.8
SPDR Bloomberg Emerging Markets Local Bond ETF	2.1
SPDR ICE Preferred Securities ETF	2.0
TOTAL	13.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of March 31, 2022

% of Net Assets
Corporate Bonds & Notes	53.9%
Foreign Government Obligations	20.6
U.S. Government Agency Obligations	15.5
Mutual Funds and Exchange Traded Products	10.0
Asset-Backed Securities	2.8
Commercial Mortgage Backed Securities	1.9
Short-Term Investment	10.7
Liabilities in Excess of Other Assets	(15.4)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 53.9%
ADVERTISING — 0.2%
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	$ 50,000	$ 49,488
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
5.04%, 5/1/2027	75,000	78,889
5.71%, 5/1/2040	50,000	56,006
Bombardier, Inc. 7.50%, 3/15/2025 (a)	43,000	43,227
Howmet Aerospace, Inc. 3.00%, 1/15/2029	50,000	45,636
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	50,000	51,820
TransDigm, Inc. 4.63%, 1/15/2029	50,000	46,781
		322,359
AGRICULTURE — 0.6%
Altria Group, Inc. 3.40%, 2/4/2041	50,000	40,800
BAT Capital Corp. 3.73%, 9/25/2040	50,000	41,036
BAT International Finance PLC 1.67%, 3/25/2026	50,000	45,962
		127,798
AIRLINES — 0.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	50,000	49,962
5.75%, 4/20/2029 (a)	50,000	49,829
Delta Air Lines, Inc. 2.90%, 10/28/2024	50,000	48,909
United Airlines, Inc. 4.38%, 4/15/2026 (a)	50,000	49,230
		197,930
AUTO MANUFACTURERS — 1.4%
Ford Motor Co. 3.25%, 2/12/2032	100,000	89,301
Ford Motor Credit Co. LLC 2.70%, 8/10/2026	100,000	93,010
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	50,000	45,685
2.70%, 6/10/2031	50,000	44,028
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	50,000	49,712
		321,736
AUTO PARTS & EQUIPMENT — 0.2%
Goodyear Tire & Rubber Co. 5.00%, 7/15/2029 (a)	50,000	46,728
Security Description	Principal Amount	Value
BANKS — 3.9%
Bank of America Corp. 5 year CMT + 1.20%, 2.48%, 9/21/2036 (b)	$ 100,000	$ 86,115
Barclays PLC 5 year CMT + 2.90%, 3.56%, 9/23/2035 (b)	100,000	92,003
Citigroup, Inc. 4.40%, 6/10/2025	100,000	102,901
Deutsche Bank AG:
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	50,000	49,973
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	50,000	44,689
First-Citizens Bank & Trust Co. SOFR + 3.83%, 3.93%, 6/19/2024 (b)	50,000	50,488
Freedom Mortgage Corp. 6.63%, 1/15/2027 (a)	50,000	46,384
Goldman Sachs Group, Inc. 6.75%, 10/1/2037	50,000	63,161
HSBC Holdings PLC 6.50%, 9/15/2037	50,000	61,081
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (b)	50,000	44,251
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	50,000	42,925
Natwest Group PLC:
3.88%, 9/12/2023	50,000	50,496
5 year CMT + 2.35%, 3.03%, 11/28/2035 (b)	50,000	44,413
UniCredit SpA 5 year CMT + 4.75%, 5.46%, 6/30/2035 (a) (b)	50,000	47,840
Westpac Banking Corp. 5 year CMT + 1.35%, 2.89%, 2/4/2030 (b)	50,000	48,256
		874,976
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036	100,000	108,686
Constellation Brands, Inc. 2.25%, 8/1/2031	50,000	44,123
		152,809
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 1.65%, 8/15/2028	50,000	45,635
BUILDING MATERIALS — 0.4%
Carrier Global Corp. 2.72%, 2/15/2030	50,000	46,997

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Standard Industries, Inc. 3.38%, 1/15/2031 (a)	$ 50,000	$ 43,908
		90,905
CHEMICALS — 1.3%
Chemours Co. 4.63%, 11/15/2029 (a)	50,000	45,867
Dow Chemical Co. 3.60%, 11/15/2050	50,000	46,542
DuPont de Nemours, Inc. 5.32%, 11/15/2038	50,000	57,608
LYB International Finance III LLC 3.63%, 4/1/2051	50,000	45,083
Methanex Corp. 5.13%, 10/15/2027	50,000	50,257
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	50,000	48,905
		294,262
COMMERCIAL SERVICES — 1.9%
ADT Security Corp. 4.13%, 8/1/2029 (a)	50,000	46,446
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l 4.63%, 6/1/2028 (a)	50,000	47,221
Block, Inc. 2.75%, 6/1/2026 (a)	50,000	47,282
Gartner, Inc. 3.63%, 6/15/2029 (a)	50,000	47,323
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (a)	50,000	47,962
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 7/15/2029 (a)	50,000	49,857
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	50,000	45,849
Service Corp. International 3.38%, 8/15/2030	50,000	45,167
United Rentals North America, Inc. 3.75%, 1/15/2032	50,000	46,634
		423,741
COMPUTERS — 0.7%
Dell International LLC/EMC Corp. 5.30%, 10/1/2029	50,000	54,463
NCR Corp. 5.13%, 4/15/2029 (a)	50,000	48,087
Seagate HDD Cayman 3.13%, 7/15/2029	50,000	44,884
		147,434
COSMETICS/PERSONAL CARE — 0.2%
Coty, Inc. 5.00%, 4/15/2026 (a)	50,000	48,701
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/2024	$ 50,000	$ 47,236
Air Lease Corp. 1.88%, 8/15/2026	50,000	46,126
Capital One Financial Corp. SOFR + 0.86%, 1.88%, 11/2/2027 (b)	50,000	46,309
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	50,000	47,689
Navient Corp. 5.50%, 3/15/2029	50,000	46,727
NFP Corp. 4.88%, 8/15/2028 (a)	50,000	47,911
Nomura Holdings, Inc. 2.61%, 7/14/2031	50,000	44,905
OneMain Finance Corp. 3.50%, 1/15/2027	50,000	46,300
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	50,000	45,980
		419,183
ELECTRIC — 1.6%
Calpine Corp. 5.13%, 3/15/2028 (a)	50,000	47,698
Dominion Energy, Inc. Series C, 2.25%, 8/15/2031	50,000	45,073
Duke Energy Corp. 2.55%, 6/15/2031	50,000	45,845
FirstEnergy Corp. Series B, 4.40%, 7/15/2027	75,000	75,497
NRG Energy, Inc. 3.88%, 2/15/2032 (a)	50,000	44,164
Pacific Gas & Electric Co. 2.50%, 2/1/2031	50,000	43,022
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	50,000	47,243
		348,542
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	50,000	51,995
ELECTRONICS — 0.2%
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	50,000	46,319
ENTERTAINMENT — 0.5%
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	50,000	51,679
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	50,000	47,092
		98,771

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	$ 50,000	$ 45,984
FOOD — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 3/15/2029 (a)	50,000	45,136
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	50,000	46,698
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	50,000	45,529
Post Holdings, Inc. 4.50%, 9/15/2031 (a)	50,000	44,315
US Foods, Inc. 6.25%, 4/15/2025 (a)	50,000	51,460
		233,138
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	50,000	48,497
FOREST PRODUCTS & PAPER — 0.2%
Suzano Austria GmbH Series DM3N, 3.13%, 1/15/2032	50,000	44,588
GAS — 0.2%
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	50,000	42,909
HEALTH CARE PRODUCTS — 0.4%
Avantor Funding, Inc. 3.88%, 11/1/2029 (a)	50,000	47,274
Mozart Debt Merger Sub, Inc. 3.88%, 4/1/2029 (a)	50,000	46,248
		93,522
HEALTH CARE SERVICES — 2.1%
Centene Corp. 2.50%, 3/1/2031	75,000	66,412
CHS/Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	75,000	70,875
DaVita, Inc. 3.75%, 2/15/2031 (a)	50,000	43,858
Encompass Health Corp. 4.63%, 4/1/2031	50,000	46,904
HCA, Inc. 2.38%, 7/15/2031	50,000	44,651
IQVIA, Inc. 5.00%, 5/15/2027 (a)	50,000	50,581
Legacy LifePoint Health LLC 6.75%, 4/15/2025 (a)	50,000	51,682
Tenet Healthcare Corp.:
4.38%, 1/15/2030 (a)	50,000	48,038
6.25%, 2/1/2027 (a)	50,000	51,353
		474,354
Security Description	Principal Amount	Value
HOUSEWARES — 0.2%
Newell Brands, Inc. 4.45%, 4/1/2026	$ 50,000	$ 50,313
INSURANCE — 0.7%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 2/15/2029 (a)	50,000	45,450
American International Group, Inc. 3.88%, 1/15/2035	50,000	50,895
HUB International, Ltd. 5.63%, 12/1/2029 (a)	50,000	48,735
		145,080
INTERNET — 0.2%
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	50,000	53,352
INVESTMENT COMPANY SECURITY — 0.4%
Blackstone Secured Lending Fund 2.85%, 9/30/2028 (a)	50,000	43,388
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 4.75%, 9/15/2024	50,000	50,250
		93,638
IRON/STEEL — 0.5%
Cleveland-Cliffs, Inc. 6.75%, 3/15/2026 (a)	50,000	52,665
Vale Overseas, Ltd. 3.75%, 7/8/2030	50,000	48,207
		100,872
LEISURE TIME — 1.0%
Carnival Corp. 5.75%, 3/1/2027 (a)	75,000	71,488
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	50,000	47,122
Royal Caribbean Cruises, Ltd. 4.25%, 7/1/2026 (a)	50,000	46,548
Viking Cruises, Ltd. 6.25%, 5/15/2025 (a)	50,000	46,934
		212,092
LODGING — 1.2%
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/2032 (a)	50,000	45,209
Melco Resorts Finance, Ltd. Series REGS, 4.88%, 6/6/2025	50,000	45,981
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a)	50,000	46,987
MGM Resorts International 4.75%, 10/15/2028	50,000	48,338
Travel + Leisure Co. 4.50%, 12/1/2029 (a)	50,000	46,444

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Wynn Macau, Ltd. 5.13%, 12/15/2029 (a)	$ 50,000	$ 42,390
		275,349
MEDIA — 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 1/15/2034 (a)	100,000	86,714
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 3/1/2042	50,000	41,540
3.85%, 4/1/2061	50,000	40,153
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	50,000	42,134
5.75%, 1/15/2030 (a)	50,000	44,535
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	50,000	49,291
DISH DBS Corp.:
5.75%, 12/1/2028 (a)	50,000	47,468
5.88%, 11/15/2024	50,000	49,958
Gray Television, Inc. 4.75%, 10/15/2030 (a)	50,000	46,439
iHeartCommunications, Inc. 4.75%, 1/15/2028 (a)	50,000	47,857
Paramount Global 4.95%, 1/15/2031	50,000	53,149
Sirius XM Radio, Inc. 3.13%, 9/1/2026 (a)	50,000	47,291
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	50,000	50,028
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	50,000	47,260
Ziggo B.V. 4.88%, 1/15/2030 (a)	50,000	47,068
		740,885
MINING — 1.3%
Corp. Nacional del Cobre de Chile 3.70%, 1/30/2050 (a)	100,000	90,061
FMG Resources August 2006 Pty, Ltd. 4.38%, 4/1/2031 (a)	50,000	47,240
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	50,000	51,439
Novelis Corp. 3.88%, 8/15/2031 (a)	50,000	45,722
Southern Copper Corp. 5.88%, 4/23/2045	50,000	61,421
		295,883
MISCELLANEOUS MANUFACTURER — 0.2%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	50,000	53,912
Security Description	Principal Amount	Value
OIL & GAS — 2.7%
KazMunayGas National Co. JSC 3.50%, 4/14/2033	$ 200,000	$ 166,162
Murphy Oil Corp. 6.38%, 12/1/2042	50,000	47,648
Occidental Petroleum Corp. 3.00%, 2/15/2027	50,000	48,852
Parkland Corp. 4.50%, 10/1/2029 (a)	50,000	46,362
Petroleos Mexicanos:
6.50%, 3/13/2027	100,000	101,521
6.75%, 9/21/2047	50,000	40,660
Range Resources Corp. 4.88%, 5/15/2025	50,000	50,649
Southwestern Energy Co. 5.38%, 3/15/2030	50,000	50,825
Sunoco L.P./Sunoco Finance Corp. 4.50%, 5/15/2029	50,000	47,165
		599,844
PACKAGING & CONTAINERS — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	50,000	46,323
Ball Corp. 2.88%, 8/15/2030	50,000	44,847
Graphic Packaging International LLC 3.75%, 2/1/2030 (a)	50,000	45,817
LABL, Inc. 6.75%, 7/15/2026 (a)	50,000	49,424
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	50,000	49,828
OI European Group B.V. 4.75%, 2/15/2030 (a)	50,000	46,187
		282,426
PHARMACEUTICALS — 2.7%
AbbVie, Inc. 4.55%, 3/15/2035	100,000	107,770
Bausch Health Cos., Inc. 7.00%, 1/15/2028 (a)	100,000	89,602
CVS Health Corp. 4.78%, 3/25/2038	75,000	81,874
EMBECTA Corp. 6.75%, 2/15/2030 (a)	100,000	100,190
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (a)	50,000	47,168
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	50,000	47,640
Perrigo Finance Unlimited Co. 3.90%, 6/15/2030	50,000	47,002

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Takeda Pharmaceutical Co., Ltd. 2.05%, 3/31/2030	$ 50,000	$ 45,043
Viatris, Inc. 2.70%, 6/22/2030	50,000	44,106
		610,395
PIPELINES — 4.7%
Buckeye Partners L.P. 4.50%, 3/1/2028 (a)	50,000	47,939
Cheniere Energy Partners L.P. 3.25%, 1/31/2032 (a)	50,000	45,538
DCP Midstream Operating L.P. 5.38%, 7/15/2025	50,000	51,613
Enbridge, Inc. 2.50%, 8/1/2033	50,000	44,433
Energy Transfer L.P.:
4.25%, 3/15/2023	50,000	50,547
5.00%, 5/15/2050	50,000	50,697
EnLink Midstream Partners L.P. 4.40%, 4/1/2024	50,000	50,685
Enterprise Products Operating LLC 3.20%, 2/15/2052	50,000	42,485
EQM Midstream Partners L.P. 4.75%, 1/15/2031 (a)	50,000	46,882
Genesis Energy L.P./Genesis Energy Finance Corp. 6.25%, 5/15/2026	50,000	48,383
Hess Midstream Operations L.P. 4.25%, 2/15/2030 (a)	50,000	47,178
Kinder Morgan, Inc.:
1.75%, 11/15/2026	50,000	46,480
3.60%, 2/15/2051	50,000	44,287
MPLX L.P. 1.75%, 3/1/2026	50,000	46,923
New Fortress Energy, Inc. 6.75%, 9/15/2025 (a)	50,000	50,333
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	50,000	49,129
ONEOK, Inc. 5.20%, 7/15/2048	50,000	53,441
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 6.00%, 12/31/2030 (a)	50,000	48,516
TransCanada PipeLines, Ltd. 2.50%, 10/12/2031	50,000	45,419
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	50,000	48,632
Western Midstream Operating L.P. 3.60%, 2/1/2025	50,000	49,659
Williams Cos., Inc. 2.60%, 3/15/2031	50,000	45,997
		1,055,196
Security Description	Principal Amount	Value
REAL ESTATE — 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a)	$ 50,000	$ 47,105
REAL ESTATE INVESTMENT TRUSTS — 2.1%
American Tower Corp. 3.38%, 10/15/2026	50,000	49,540
Boston Properties L.P. 2.45%, 10/1/2033	50,000	43,564
Crown Castle International Corp. 2.10%, 4/1/2031	50,000	43,312
Diversified Healthcare Trust 4.38%, 3/1/2031	50,000	42,858
Equinix, Inc. 2.15%, 7/15/2030	50,000	43,904
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	50,000	46,127
Kimco Realty Corp. 3.70%, 10/1/2049	50,000	46,453
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	50,000	43,620
Service Properties Trust 4.35%, 10/1/2024	50,000	48,329
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	50,000	51,972
		459,679
RETAIL — 1.9%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030 (a)	50,000	45,079
Carvana Co. 4.88%, 9/1/2029 (a)	50,000	41,303
Lowe's Cos., Inc. 1.70%, 10/15/2030	50,000	43,680
McDonald's Corp. Series MTN, 4.88%, 12/9/2045	50,000	55,907
Nordstrom, Inc. 2.30%, 4/8/2024	50,000	48,790
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (a)	50,000	48,344
QVC, Inc. 4.38%, 9/1/2028	50,000	45,622
Staples, Inc. 7.50%, 4/15/2026 (a)	50,000	48,530
Yum! Brands, Inc. 3.63%, 3/15/2031	50,000	45,619
		422,874
SEMICONDUCTORS — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	50,000	50,337

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Broadcom, Inc. 3.19%, 11/15/2036 (a)	$ 50,000	$ 43,937
		94,274
SOFTWARE — 1.2%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	50,000	47,596
Fiserv, Inc. 3.50%, 7/1/2029	50,000	49,203
Open Text Corp. 3.88%, 2/15/2028 (a)	50,000	47,893
Oracle Corp.:
3.80%, 11/15/2037	50,000	45,281
3.85%, 4/1/2060	50,000	40,999
VMware, Inc. 2.20%, 8/15/2031	50,000	43,977
		274,949
TELECOMMUNICATIONS — 4.2%
Altice France SA 5.50%, 1/15/2028 (a)	50,000	46,267
AT&T, Inc.:
2.55%, 12/1/2033	100,000	88,956
3.55%, 9/15/2055	100,000	87,722
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	50,000	47,339
Frontier Communications Holdings LLC 5.00%, 5/1/2028 (a)	50,000	48,117
Level 3 Financing, Inc. 4.25%, 7/1/2028 (a)	50,000	45,910
Lumen Technologies, Inc. 5.38%, 6/15/2029 (a)	50,000	44,553
Sprint Corp. 7.88%, 9/15/2023	75,000	79,730
Telecom Italia SpA 5.30%, 5/30/2024 (a)	50,000	50,396
T-Mobile USA, Inc.:
2.25%, 2/15/2026 (a)	50,000	47,257
2.55%, 2/15/2031	100,000	90,684
VEON Holdings B.V. 3.38%, 11/25/2027 (a)	50,000	28,808
Verizon Communications, Inc.:
2.65%, 11/20/2040	100,000	85,040
3.00%, 11/20/2060	50,000	40,989
Vodafone Group PLC:
4.38%, 5/30/2028	50,000	52,415
5 year CMT + 2.77%, 4.13%, 6/4/2081 (b)	50,000	45,594
		929,777
TRANSPORTATION — 0.2%
FedEx Corp. 3.25%, 5/15/2041	50,000	44,868
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.2%
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	$ 50,000	$ 45,515
WATER — 0.2%
American Water Capital Corp. 3.25%, 6/1/2051	50,000	45,616
TOTAL CORPORATE BONDS & NOTES (Cost $12,999,214)		12,026,198
ASSET-BACKED SECURITIES — 2.8%
AUTOMOBILE — 2.1%
Carmax Auto Owner Trust 2019-3 Series 2019-3, Class B, 2.50%, 4/15/2025	200,000	199,412
Foursight Capital Automobile Receivables Trust 2021-1 Series 2021-1, Class C, 1.02%, 9/15/2026 (a)	160,000	152,140
OneMain Direct Auto Receivables Trust 2018-1 Series 2018-1A, Class D, 4.40%, 1/14/2028 (a)	132,000	132,089
		483,641
CREDIT CARD — 0.7%
Citibank Credit Card Issuance Trust Series 2017-A6, Class A6, 1 month USD LIBOR + 0.77%, 1.16%, 5/14/2029 (b)	150,000	149,442
TOTAL ASSET-BACKED SECURITIES (Cost $647,054)		633,083
FOREIGN GOVERNMENT OBLIGATIONS — 20.6%
ANGOLA — 0.4%
Angolan Government International Bond Series 144A, 8.00%, 11/26/2029 (a)	100,000	100,438
ARGENTINA — 0.3%
Argentine Republic Government International Bond 1.13%, 7/9/2035 (c)	200,000	61,318
BAHRAIN — 0.8%
Bahrain Government International Bond Series 144A, 5.63%, 5/18/2034 (a)	200,000	188,678

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BOLIVIA — 0.2%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	$ 50,000	$ 43,537
BRAZIL — 1.0%
Brazilian Government International Bond:
3.75%, 09/12/2031	200,000	180,732
4.75%, 01/14/2050	50,000	41,900
		222,632
CHILE — 0.4%
Chile Government International Bond 2.55%, 7/27/2033	100,000	91,188
COLOMBIA — 0.8%
Colombia Government International Bond 3.25%, 4/22/2032	200,000	167,640
COSTA RICA — 0.5%
Costa Rica Government International Bond Series REGS, 6.13%, 2/19/2031	100,000	101,547
DOMINICAN REPUBLIC — 0.6%
Dominican Republic International Bond Series REGS, 5.30%, 1/21/2041	150,000	130,828
ECUADOR — 0.4%
Ecuador Government International Bond Series REGS, 1.00%, 7/31/2035 (c)	150,000	98,176
EGYPT — 0.8%
Egypt Government International Bond Series 144A, 5.88%, 2/16/2031 (a)	200,000	167,708
EL SALVADOR — 0.1%
El Salvador Government International Bond Series REGS, 5.88%, 1/30/2025	50,000	27,874
GHANA — 0.6%
Ghana Government International Bond Series REGS, Zero Coupon, 4/7/2025	200,000	130,270
GUATEMALA — 0.2%
Guatemala Government Bond Series 144A, 3.70%, 10/7/2033 (a)	50,000	46,267
Security Description	Principal Amount	Value
HUNGARY — 0.3%
Hungary Government International Bond 7.63%, 3/29/2041	$ 50,000	$ 72,771
INDIA — 0.4%
Export-Import Bank of India Series REGS, 2.25%, 1/13/2031	100,000	86,162
INDONESIA — 0.8%
Indonesia Government International Bond 1.85%, 3/12/2031	200,000	180,742
JAMAICA — 0.2%
Jamaica Government International Bond 6.75%, 4/28/2028	50,000	54,964
JORDAN — 0.4%
Jordan Government International Bond Series 144A, 5.85%, 7/7/2030 (a)	100,000	93,504
KENYA — 0.4%
Republic of Kenya Government International Bond Series 144A, 6.30%, 1/23/2034 (a)	100,000	86,057
LEBANON — 0.1%
Lebanon Government International Bond Series EMTN, 6.10%, 10/4/2022 (d)	100,000	11,805
MEXICO — 0.7%
Mexico Government International Bond:
3.50%, 02/12/2034	50,000	46,540
5.00%, 04/27/2051	100,000	101,369
		147,909
MONGOLIA — 0.2%
Mongolia Government International Bond Series REGS, 3.50%, 7/7/2027	50,000	45,480
MOROCCO — 0.4%
Morocco Government International Bond Series 144A, 3.00%, 12/15/2032 (a)	100,000	86,665
NIGERIA — 0.8%
Nigeria Government International Bond Series REGS, 6.13%, 9/28/2028	200,000	183,504

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
OMAN — 0.9%
Oman Government International Bond Series REGS, 4.75%, 6/15/2026	$ 200,000	$ 200,918
PAKISTAN — 0.3%
Pakistan Government International Bond Series 144A, 6.00%, 4/8/2026 (a)	100,000	76,693
PANAMA — 0.7%
Panama Government International Bond:
3.87%, 07/23/2060	50,000	43,890
6.70%, 01/26/2036	100,000	123,637
		167,527
PARAGUAY — 0.5%
Paraguay Government International Bond Series 144A, 5.40%, 3/30/2050 (a)	100,000	100,912
PERU — 0.6%
Peruvian Government International Bond 3.30%, 3/11/2041	150,000	136,921
PHILIPPINES — 0.2%
Republic of Philippines 3.20%, 7/6/2046	50,000	44,962
POLAND — 0.2%
Republic of Poland Government International Bond 3.25%, 4/6/2026	50,000	50,913
ROMANIA — 1.1%
Romanian Government International Bond:
Series 144A, 3.00%, 02/27/2027 (a)	200,000	194,244
Series REGS, 4.00%, 02/14/2051	50,000	43,522
		237,766
SAUDI ARABIA — 0.8%
Saudi Government International Bond Series REGS, 2.25%, 2/2/2033	200,000	184,104
SOUTH AFRICA — 0.8%
Republic of South Africa Government International Bond 5.75%, 9/30/2049	200,000	174,884
Security Description	Principal Amount	Value
SRI LANKA — 0.4%
Sri Lanka Government International Bond Series REGS, 7.55%, 3/28/2030	$ 200,000	$ 94,682
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bond Series REGS, 4.50%, 8/4/2026	50,000	49,999
TURKEY — 1.2%
Turkey Government International Bond:
4.25%, 03/13/2025	200,000	186,610
4.88%, 04/16/2043	50,000	35,486
5.13%, 02/17/2028	50,000	43,899
		265,995
UKRAINE — 0.2%
Ukraine Government International Bond Series REGS, 7.75%, 9/1/2023	100,000	50,341
URUGUAY — 0.3%
Uruguay Government International Bond 5.10%, 6/18/2050	50,000	59,253
UZBEKISTAN — 0.4%
Republic of Uzbekistan International Bond Series 144A, 3.90%, 10/19/2031 (a)	100,000	86,995
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,880,750)		4,610,529
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
Federal National Mortgage Association:
TBA, 2.00%, 4/1/2037 (e)	300,000	291,237
TBA, 2.00%, 4/1/2052 (e)	725,000	672,428
TBA, 2.50%, 4/1/2037 (e)	250,000	246,996
TBA, 2.50%, 4/1/2052 (e)	400,000	381,519
TBA, 3.00%, 4/1/2052 (e)	425,000	415,569
TBA, 3.50%, 4/1/2052 (e)	250,000	250,340
TBA, 4.00%, 4/1/2052 (e)	250,000	255,045
Government National Mortgage Association:
TBA, 2.00%, 4/1/2052 (e)	325,000	309,051
TBA, 2.50%, 4/1/2052 (e)	300,000	290,731

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
TBA, 3.00%, 4/1/2052 (e)	$ 350,000	$ 345,794
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,525,798)		3,458,710
COMMERCIAL MORTGAGE BACKED SECURITIES — 1.9%
BANK 2021-BNK33 Series 2021-BN33, Class A5, 2.56%, 5/15/2064	75,000	70,360
Benchmark 2021-B31 Mortgage Trust Series 2021-B31, Class A5, 2.67%, 12/15/2054	100,000	94,549
GS Mortgage Securities Trust 2018-GS9 Series 2018-GS9, Class AS, 4.14%, 3/10/2051 (b)	99,000	100,742
JPMBB Commercial Mortgage Securities Trust 2013-C12 Series 2013-C12, Class AS, 4.03%, 7/15/2045 (b)	60,000	60,510
Morgan Stanley Capital I Trust 2016-UBS12 Series 2016-UB12, Class A3, 3.34%, 12/15/2049	98,350	97,405
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $455,758)		423,566
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 10.0%
DOMESTIC EQUITY — 2.0%
SPDR ICE Preferred Securities ETF (f)	11,500	448,615
DOMESTIC FIXED INCOME — 5.9%
SPDR Blackstone Senior Loan ETF (f)	14,000	629,440
SPDR Bloomberg Convertible Securities ETF (f)	9,000	692,550
		1,321,990
INTERNATIONAL FIXED INCOME — 2.1%
SPDR Bloomberg Emerging Markets Local Bond ETF (f)	20,000	454,600
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,349,602)		2,225,205

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 10.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (g) (h) (Cost $2,379,290)	2,379,290	$ 2,379,290
TOTAL INVESTMENTS — 115.4% (Cost $27,237,466)		25,756,581
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.4)%		(3,429,993)
NET ASSETS — 100.0%		$ 22,326,588
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.5% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Security, or a portion of the security has been designated as collateral for TBA securities.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Yr. U.S. Treasury Futures (short)	(16)	06/21/2022	$(2,174,344)	$(2,167,500)	$ 6,844
Ultra U.S. Treasury Bond Futures (long)	5	06/21/2022	908,969	885,625	(23,344)
					$(16,500)

During the period ended March 31, 2022, average notional values related to long and short futures contracts were $727,086 and $309,643 respectively.
Centrally Cleared Credit Default Swap Contracts
Reference Entity	Counterparty	Notional Amount (000s Omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America	Morgan Stanley Bank, N.A.	950	1.00%/ Quarterly	12/20/26	$(16,396)	$(21,150)	$ 4,754
Markit CDX North America	Morgan Stanley Bank, N.A.	240	5.00%/ Quarterly	12/20/26	(15,210)	(13,258)	(1,951)
							$ 2,803

During the period ended March 31, 2022, average notional value related to centrally-cleared credit default swap contracts was $475,714.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$12,026,198	$—	$12,026,198
Asset-Backed Securities	—	633,083	—	633,083
Foreign Government Obligations	—	4,610,529	—	4,610,529
U.S. Government Agency Obligations	—	3,458,710	—	3,458,710
Commercial Mortgage Backed Securities	—	423,566	—	423,566
Mutual Funds and Exchange Traded Products	2,225,205	—	—	2,225,205
Short-Term Investment	2,379,290	—	—	2,379,290
TOTAL INVESTMENTS	$4,604,495	$21,152,086	$—	$25,756,581
OTHER FINANCIAL INSTRUMENTS:
Credit Default Swaps	—	4,754	—	4,754
Futures Contracts(a)	6,844	—	—	6,844
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 6,844	$ 4,754	$—	$ 11,598
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Credit Default Swaps	$ —	$ (1,951)	$—	$ (1,951)
Futures Contracts(a)	(23,344)	—	—	(23,344)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (23,344)	$ (1,951)	$—	$ (25,295)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/23/2021*	Value at 12/23/2021*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$ 696,620	$ 58,553	$(762)	$ (7,865)	14,000	$ 629,440	$ 5,203
SPDR Bloomberg Convertible Securities ETF	—	—	737,476	—	—	(44,926)	9,000	692,550	1,469
SPDR Bloomberg Emerging Markets Local Bond ETF	—	—	487,009	—	—	(32,409)	20,000	454,600	3,007
SPDR ICE Preferred Securities ETF	—	—	487,812	—	—	(39,197)	11,500	448,615	4,077
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	24,824,916	22,445,626	—	—	2,379,290	2,379,290	620
Total		$—	$27,233,833	$22,504,179	$(762)	$(124,397)		$4,604,495	$14,376
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$21,152,086
Investments in affiliated issuers, at value	4,604,495
Total Investments	25,756,581
Net cash at broker	98,019
Cash	770
Dividends receivable — affiliated issuers	387
Interest receivable — unaffiliated issuers	184,163
Receivable from Adviser	3,314
Receivable for foreign taxes recoverable	593
TOTAL ASSETS	26,043,827
LIABILITIES
Payable for investments purchased	3,628,121
Payable to broker – accumulated variation margin on open futures contracts	16,500
Payable for accumulated variation margin on swap contracts	32,262
Custodian fees payable	11,411
Administration fees payable	948
Trustees’ fees and expenses payable	2,744
Transfer agent fees payable	229
Registration and filing fees payable	8,126
Professional fees payable	15,105
Printing and postage fees payable	1,793
TOTAL LIABILITIES	3,717,239
NET ASSETS	$22,326,588
NET ASSETS CONSIST OF:
Paid-in Capital	$24,000,000
Total distributable earnings (loss)	(1,673,412)
NET ASSETS	$22,326,588
Class K
Net Assets	$22,326,588
Shares Outstanding	2,400,000
Net asset value, offering and redemption price per share	$ 9.30
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$22,508,574
Investments in affiliated issuers	4,728,892
Total cost of investments	$27,237,466
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2022 (Unaudited) (a)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 208,635
Dividend income — affiliated issuers	14,376
TOTAL INVESTMENT INCOME (LOSS)	223,011
EXPENSES
Advisory fee	15,609
Administration fees	3,122
Custodian fees	13,019
Trustees’ fees and expenses	8,018
Transfer agent fees	1,741
Registration and filing fees	8,137
Professional fees and expenses	15,116
Printing and postage fees	1,982
Miscellaneous expenses	43
TOTAL EXPENSES	66,787
Expenses waived/reimbursed by the Adviser	(23,082)
NET EXPENSES	43,705
NET INVESTMENT INCOME (LOSS)	$ 179,306
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(124,024)
Investments — affiliated issuers	(762)
Futures contracts	(71,045)
Swaps Contracts	(4,129)
Net realized gain (loss)	(199,960)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,356,488)
Investments — affiliated issuers	(124,397)
Futures contracts	(16,516)
Swap contracts	2,803
Net change in unrealized appreciation/depreciation	(1,494,598)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,694,558)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,515,252)
(a) For the period December 23, 2021 (commencement of operations) through March 31, 2022.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

For the Period 12/23/21*- 3/31/22 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 179,306
Net realized gain (loss)	(199,960)
Net change in unrealized appreciation/depreciation	(1,494,598)
Net increase (decrease) in net assets resulting from operations	(1,515,252)
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(158,160)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	24,000,000
Net increase (decrease) in net assets from beneficial interest transactions	24,000,000
Net increase (decrease) in net assets during the period	22,326,588
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$22,326,588
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,400,000
Net increase (decrease) from share transactions	2,400,000
*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

For the Period 12/23/21*- 3/31/22 (Unaudited)
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07
Net realized and unrealized gain (loss) (b)	(0.70)
Total from investment operations	(0.63)
Distributions to shareholders from:
Net investment income	(0.07)
Net asset value, end of period	$ 9.30
Total return (c)	(6.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,327
Ratios to average net assets:
Total expenses	1.07%(d)
Net expenses	0.70%(d)
Net investment income (loss)	2.87%(d)
Portfolio turnover rate (e)	1%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2022, the Trust consists of thirty-three (33) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Diversified Income Fund	Class K	December 23, 2021	Diversified
The Fund was formed on December 22, 2021 and commenced operations on December 23, 2021.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

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March 31, 2022 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price. The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in the Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2022, the Fund entered into treasury futures contracts in order to actively manage duration.
Credit Default Swaps
During the period ended March 31, 2022, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund's derivative instruments as of March 31, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$16,500	$—	$ —	$—	$—	$16,500
Swap Contracts	—	—	32,262	—	—	32,262
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$(71,045)	$—	$ —	$—	$—	$(71,045)
Swap Contracts	—	—	(4,129)	—	—	(4,129)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$(16,516)	$—	$ —	$—	$—	$(16,516)
Swap Contracts	—	—	2,803	—	—	2,803
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.25% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through January 31, 2023, (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes and extraordinary expenses) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement arrangement may not be terminated prior to January 31, 2023 except with approval of the Board. For the period ended March 31, 2022, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $23,082.

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2022, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Diversified Income Fund	1	100%
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended March 31, 2022 were as follows:
	Purchases	Sales
State Street Diversified Income Fund	$21,577,536	$263,109
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Diversified Income Fund	$27,237,466	$30,968	$1,525,550	$(1,494,582)
9.    Risks
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
10.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued

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NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2022 (Unaudited)

because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the NAV of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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OTHER INFORMATION
March 31, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2021 to March 31, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Diversified Income Fund	0.70%	$936.60	$1.84(b)	$1,021.40	$3.53
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
(b)	Actual period is from commencement of operations on 12/23/2021.

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OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period ending December 2021. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund’s proxy voting policies and procedures that are used by the Fund's investment Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) and (ii) on the SEC's website at www.sec.gov.
Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number on the SEC’s website, at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Fund's website at www.ssga.com. The Fund's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).

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OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Approval Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.1
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met telephonically or by videoconference (in reliance on the Orders) on November 17-18, 2021, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street Diversified Income Fund, a new series of the Trust (the “New Fund”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustee who is an “interested person” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Fund in a private session with Independent Counsel at which no representatives of management were present. The Independent Trustees also considered information provided with respect to the New Fund at the meeting of the Board held on September 15-16, 2021, and the Board took into account information regarding the Adviser and other service providers of the New Fund at meetings of the Board and its committees held throughout the year. At the April 7, 2021 and May 24-25, 2021 Board meetings, the Independent Trustees also considered the renewal of the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). The Independent Trustees considered, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
•	Performance information provided by the Adviser with respect to the proposed strategy for the New Fund.
•	A report prepared by an independent third-party provider of investment company data, which included:
o A comparison of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and
o A comparison of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Fund as well as services provided to the Other Funds, including its investment strategies and processes;
•	A presentation provided by the New Fund’s portfolio manager at the September 15-16, 2021 Board meeting regarding the New Fund’s proposed investment philosophy and approach;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes to be used to value the assets of the New Fund.
1 On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of the Trust determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the November 17-18, 2021 meeting was held telephonically in reliance on the Orders.

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OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Fund by SSGA FM in its capacity as administrator;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Fund, and the role of SSGA FM in managing the New Fund’s relationships with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the New Fund;
•	Responses to a request for information reviewed by the Board and Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2020; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2020;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees. At such meetings, the Board received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Funds’ investment objectives.
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET DIVERSIFIED INCOME FUND
OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on November 17-18, 2021, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.
Fund Performance
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. The Board, however, considered back-tested performance information provided by the Adviser with respect to the proposed strategy for the New Fund as compared to various benchmarks. The Board took into account that the back-tested performance information was hypothetical and noted its inherent limitations.
The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Fund. As part of its review, the Board considered the New Fund’s contractual and actual management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. The Board considered that the proposed contractual management fee for the New Fund was below the median of the New Fund’s Expense Group. The Board also considered that the New Fund’s estimated actual management fee was below the medians of the New Fund’s Expense Group and Expense Universe. The Board also considered that the New Fund’s estimated actual total expenses were above the medians of its Expense Group and Expense Universe. The Board took into account that SSGA FM had agreed to contractually limit the New Fund’s expenses through at least April 30, 2023.
Profitability
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated

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OTHER INFORMATION  (continued)
March 31, 2022 (Unaudited)

service providers in connection with their various roles in servicing the New Fund and the Other Funds, including enterprise, litigation, business, operational and entrepreneurial risk.
Economies of Scale
In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the New Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the New Fund had not yet commenced operations, and the comparative management fee and expense ratio of the New Fund, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed advisory fee should be reduced or that breakpoints in such fee should be implemented for the New Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Transfer Agent
DST Asset Manager Solutions, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSIITDIVSINSAR

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	The exhibit related to a change in the Registrant’s independent registered public accountant, as required by Item 4 of Form 8-K under the Securities Exchange Act of 1934, as amended, is attached.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	June 3, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	June 3, 2022